UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-4325

FIRST INVESTORS LIFE SERIES FUNDS

(Exact name of registrant as specified in charter)

40 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

Foresters Investment Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31

DATE OF REPORTING PERIOD: SEPTEMBER 30, 2015

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
CASH MANAGEMENT FUND
September 30, 2015

Principal				Interest
Amount		Security		Rate	*	Value
		U.S. GOVERNMENT AGENCY OBLIGATIONS-58.4%
		Fannie Mae:
$300	M	11/30/2015		0.13%		$ 299,935
300	M	12/11/2015		0.20		299,882
		Federal Home Loan Bank:
263	M	10/1/2015		0.10		263,000
300	M	10/16/2015		0.12		299,985
500	M	10/16/2015		0.14		499,971
400	M	11/4/2015		0.17		399,936
225	M	11/12/2015		0.14		224,963
406	M	11/27/2015		0.15		405,903
600	M	12/9/2015		0.27		599,695
216	M	12/15/2015		0.22		215,901
		Freddie Mac:
400	M	11/16/2015		0.20		399,898
400	M	1/12/2016		0.23		399,737
Total Value of U.S. Government Agency Obligations (cost $4,308,806)						4,308,806
		CORPORATE NOTES-21.0%
300	M	Apple, Inc., 10/14/2015	(a)	0.13		299,986
300	M	AstraZeneca, PLC, 10/22/2015	(a)	0.14		299,976
350	M	Coca-Cola Co., 10/30/2015	(a)	0.23		349,935
300	M	Google, Inc., 10/27/2015	(a)	0.16		299,965
300	M	Wal-Mart Stores, Inc., 10/30/2015	(a)	0.14		299,966
Total Value of Corporate Notes (cost $1,549,828)						1,549,828
		VARIABLE AND FLOATING RATE NOTES-11.5%
		Federal Farm Credit Bank:
200	M	11/20/2015		0.15		199,998
400	M	4/20/2016		0.29		400,270
250	M	Federal Home Loan Bank, 4/20/2016		0.17		250,007
Total Value of Variable and Floating Rate Notes (cost $850,275)						850,275
		SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-10.2%
750	M	U.S. Treasury Bills, 10/8/2015 (cost $750,004)		(0.03)		750,004
Total Value of Investments (cost $7,458,913)**		101.1%				7,458,913
Excess of Liabilities Over Other Assets		(1.1)				(82,108)
Net Assets		100.0%				$ 7,376,805

*	The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on variable and floating rate notes are adjusted periodically; the rates shown are the rates in effect at September 30, 2015.

**	Aggregate cost for federal income tax purposes is the same.

(a)	Security exempt from registration under Section 4(2) of the
Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Section 4(2) of
the Securities Act of 1933 and may only be sold to qualified institutional investors. At September 30, 2015, the Fund held five
Section 4(2) securities with an aggregate value of $1,549,828 representing 21.0% of the Fund's net assets.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2015:

	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$-	$4,308,806	$-	$4,308,806
Corporate Notes	-	1,549,828	-	1,549,828
Variable and Floating Rate Notes:
U.S. Government Agency Obligations	-	850,275	-	850,275
Short-Term U.S. Government
Obligations	-	750,004	-	750,004
Total Investments in Securities	$-	$7,458,913	$-	$7,458,913

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2015. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
EQUITY INCOME FUND
September 30, 2015

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-93.0%
			Consumer Discretionary-10.8%
29,400			American Eagle Outfitters, Inc.		$ 459,522
5,787			CBS Corporation - Class "B"		230,901
17,650			Comcast Corporation - Special Shares "A"		1,010,286
4,700			CST Brands, Inc.		158,202
7,600			Delphi Automotive, PLC		577,904
44,850			Ford Motor Company		608,614
34,400			Hanesbrands, Inc.		995,536
4,050			Harman International Industries, Inc.		388,759
8,050			Home Depot, Inc.		929,694
12,300			Johnson Controls, Inc.		508,728
6,450			Lear Corporation		701,631
6,900			McDonald's Corporation		679,857
15,600			Newell Rubbermaid, Inc.		619,476
47,100			Regal Entertainment Group - Class "A"		880,299
9,116			Time Warner, Inc.		626,725
10,300			Tupperware Brands Corporation		509,747
4,300			Walt Disney Company		439,460
3,700			Whirlpool Corporation		544,862
					10,870,203
			Consumer Staples-9.8%
35,200			Altria Group, Inc.		1,914,880
16,400			Coca-Cola Company		657,968
14,600			CVS Health Corporation		1,408,608
3,850			Dr. Pepper Snapple Group, Inc.		304,342
4,500			Kimberly-Clark Corporation		490,680
5,566			Kraft Heinz Company		392,848
12,400			Nielsen Holdings, PLC		551,428
6,300			Nu Skin Enterprises, Inc. - Class "A"		260,064
12,000			PepsiCo, Inc.		1,131,600
15,900			Philip Morris International, Inc.		1,261,347
14,600			Procter & Gamble Company		1,050,324
7,400			Wal-Mart Stores, Inc.		479,816
					9,903,905
			Energy-6.8%
13,300			Black Stone Minerals, LP		183,540
14,200			Chevron Corporation		1,120,096
20,150			ConocoPhillips		966,394
7,200			Devon Energy Corporation		267,048
11,000			Enable Midstream Partners, LP		139,040
13,200			ExxonMobil Corporation		981,420
6,500			Halliburton Company		229,775
17,900			Marathon Oil Corporation		275,660
10,400			Marathon Petroleum Corporation		481,832
14,100			Occidental Petroleum Corporation		932,715
12,500			Royal Dutch Shell, PLC - Class "A" (ADR)		592,375
8,700			Suncor Energy, Inc.		232,464
11,600			Williams Companies, Inc.		427,460
					6,829,819
			Financials-20.3%
10,550			ACE, Ltd.		1,090,870
28,800			AllianceBernstein Holding, LP		766,080
6,650			American Express Company		492,964
3,150			Ameriprise Financial, Inc.		343,759
23,700			Bank of New York Mellon Corporation		927,855
28,950			Berkshire Hills Bancorp, Inc.		797,283
37,300			Brixmor Property Group, Inc. (REIT)		875,804
12,800			Chesapeake Lodging Trust (REIT)		333,568
7,672			Chubb Corporation		940,971
15,050			Discover Financial Services		782,449
47,270			Financial Select Sector SPDR Fund (ETF)		1,071,138
10,500			Invesco, Ltd.		327,915
18,100			iShares S&P U.S. Preferred Stock Index Fund (ETF)		698,660
7,350			iShares U.S. Real Estate ETF (ETF)		521,483
24,400			JPMorgan Chase & Company		1,487,668
30,500			MetLife, Inc.		1,438,075
16,700			Oritani Financial Corporation		260,854
24,410			Outfront Media, Inc.		507,728
10,000			PNC Financial Services Group, Inc.		892,000
7,000			Select Income REIT (REIT)		133,070
16,900			SPDR S&P Regional Banking (ETF)		695,942
47,500			Sterling Bancorp		706,325
5,400			Travelers Companies, Inc.		537,462
19,700			U.S. Bancorp		807,897
32,000			Urstadt Biddle Properties, Inc. - Class "A" (REIT)		599,680
35,850			Wells Fargo & Company		1,840,898
58,300			WP Glimcher, Inc. (REIT)		679,778
					20,558,176
			Health Care-12.4%
8,200			Abbott Laboratories		329,804
19,300			AbbVie, Inc.		1,050,113
1,970		*	Allergan, PLC		535,466
17,100			Baxalta, Inc.		538,821
8,500			Baxter International, Inc.		279,225
3,800			Gilead Sciences, Inc.		373,122
10,050			GlaxoSmithKline, PLC (ADR)		386,422
19,650			Johnson & Johnson		1,834,328
4,210			McKesson Corporation		778,976
10,412			Medtronic, PLC		696,979
35,120			Merck & Company, Inc.		1,734,577
3,550			Perrigo Company, PLC		558,309
76,885			Pfizer, Inc.		2,414,958
4,950			Thermo Fisher Scientific, Inc.		605,286
9,990			Zoetis, Inc.		411,388
					12,527,774
			Industrials-10.5%
5,400			3M Company		765,558
7,200			A.O. Smith Corporation		469,368
6,300			Altra Industrial Motion Corporation		145,656
8,600			Eaton Corporation, PLC		441,180
2,900			G&K Services, Inc. - Class "A"		193,198
5,750		*	Generac Holdings, Inc.		173,017
3,400			General Dynamics Corporation		469,030
75,430			General Electric Company		1,902,345
11,800			Honeywell International, Inc.		1,117,342
7,600			Industrial Select Sector SPDR Fund (ETF)		379,164
17,250			ITT Corporation		576,668
13,600			KAR Auction Services, Inc.		482,800
3,680			Lockheed Martin Corporation		762,901
3,800			Ryder System, Inc.		281,352
3,850			Snap-On, Inc.		581,119
12,125			Tyco International, PLC		405,703
8,900			United Parcel Service, Inc. - Class "B"		878,341
7,100			United Technologies Corporation		631,829
					10,656,571
			Information Technology-10.3%
11,490			Apple, Inc.		1,267,347
5,450			Automatic Data Processing, Inc.		437,962
2,800			Avago Technologies, Ltd.		350,028
65,200			Cisco Systems, Inc.		1,711,500
20,200			EMC Corporation		488,032
46,600			Intel Corporation		1,404,524
20,100			Juniper Networks, Inc.		516,771
6,900			Lexmark International Group, Inc. - Class "A"		199,962
16,450			Mentor Graphics Corporation		405,164
9,000			Methode Electronics, Inc.		287,100
11,900			Microchip Technology, Inc.		512,771
42,750			Microsoft Corporation		1,892,115
9,900			QUALCOMM, Inc.		531,927
7,500			TE Connectivity, Ltd.		449,175
					10,454,378
			Materials-3.5%
7,100			Cytec Industries, Inc.		524,335
18,350			Dow Chemical Company		778,040
8,990			DuPont (E.I.) de Nemours & Company		433,318
18,200			International Paper Company		687,778
6,400			LyondellBasell Industries NV - Class "A"		533,504
8,400			Olin Corporation		141,204
9,090			WestRock Company		467,590
					3,565,769
			Telecommunication Services-3.3%
43,160			AT&T, Inc.		1,406,153
43,200			Verizon Communications, Inc.		1,879,632
					3,285,785
			Utilities-5.3%
12,250			American Electric Power Company, Inc.		696,535
26,700			CenterPoint Energy, Inc.		481,668
7,550			Dominion Resources, Inc.		531,369
7,700			Duke Energy Corporation		553,938
17,600			Exelon Corporation		522,720
5,700			NextEra Energy, Inc.		556,035
12,200			Portland General Electric Company		451,034
29,400			PPL Corporation		966,966
14,400			Vectren Corporation		604,944
					5,365,209
Total Value of Common Stocks (cost $75,865,672)					94,017,589
			PREFERRED STOCKS-1.9%
			Financials-1.5%
200			Citizens Financial Group, Inc., Series A, 5.5%, 2049		195,500
11,400			Digital Realty Trust, Inc., Series G (REIT), 5.875%, 2049		267,558
21,200			JPMorgan Chase & Co., Series Y, 6.125%, 2020		532,544
			Urstadt Biddle Properties, Inc. (REIT):
9,000			Series F, 7.125%, 2049		236,700
11,000			Series G, 6.75%, 2049		281,545
					1,513,847
			Health Care-.4%
400			Allergan PLC, Series A, 5.5%, 2018		377,384
Total Value of Preferred Stocks (cost $1,918,699)					1,891,231
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-3.0%
			Federal Home Loan Bank:
$1,500	M		0.04%, 10/27/2015		1,499,979
1,000	M		0.05%, 11/5/2015		999,947
500	M		0.095%, 10/7/2015		499,999
Total Value of Short-Term U.S. Government Agency Obligations (cost $2,999,900)					2,999,925
Total Value of Investments (cost $80,784,271)				97.9%	98,908,745
Other Assets, Less Liabilities				2.1	2,124,051
Net Assets				100.0%	$ 101,032,796

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

At September 30, 2015, the cost of investments for federal income tax purposes was $80,835,623. Accumulated net unrealized appreciation on investments was $18,073,122, consisting of $22,236,892 gross unrealized appreciation and $4,163,770 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$94,017,589	$-	$-	$94,017,589
Preferred Stocks	1,891,231	-	-	1,891,231
Short-Term U.S. Government
Agency Obligations	-	2,999,925	-	2,999,925
Total Investments in Securities*	$95,908,820	$2,999,925	$-	$98,908,745

*The Portfolio of Investments provides information on the industry categorization for common stocks and preferred stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2015. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
FUND FOR INCOME
September 30, 2015

Principal
Amount		Security			Value
		CORPORATE BONDS-88.9%
		Aerospace/Defense-.7%
		Meccanica Holdings USA, Inc.:
$475	M	6.25%, 7/15/2019	(a)		$ 509,447
150	M	7.375%, 7/15/2039	(a)		159,375
					668,822
		Automotive-3.9%
		American Axle & Manufacturing, Inc.:
400	M	6.25%, 3/15/2021			400,500
250	M	6.625%, 10/15/2022			252,500
175	M	Asbury Automotive Group, Inc., 6%, 12/15/2024			182,000
100	M	ATS Automation Tooling Systems, Inc., 6.5%, 6/15/2023			100,500
225	M	Dana Holding Corp., 6%, 9/15/2023			227,812
250	M	Fiat Chrysler Automobiles NV, 5.25%, 4/15/2023			234,375
		General Motors Co.:
225	M	4.875%, 10/2/2023			229,317
200	M	6.25%, 10/2/2043			213,459
650	M	Gestamp Funding Luxembourg SA, 5.625%, 5/31/2020	(a)		653,250
325	M	Group 1 Automotive, Inc., 5%, 6/1/2022			321,750
425	M	Omega U.S. Sub, LLC, 8.75%, 7/15/2023	(a)		377,188
75	M	Oshkosh Corp., 5.375%, 3/1/2022			76,500
325	M	Schaeffler Finance BV, 4.75%, 5/15/2021	(a)		321,750
150	M	ZF North America Capital, Inc., 4%, 4/29/2020	(a)		143,156
					3,734,057
		Building Materials-2.3%
		Building Materials Corp.:
750	M	6.75%, 5/1/2021	(a)		801,562
350	M	5.375%, 11/15/2024	(a)		347,375
175	M	6%, 10/15/2025	(a)	(b)	177,625
		Cemex SAB de CV:
200	M	9.5%, 6/15/2018	(a)		216,440
250	M	5.7%, 1/11/2025	(a)		224,375
425	M	Griffon Corp., 5.25%, 3/1/2022			405,875
					2,173,252
		Chemicals-1.7%
		Blue Cube Spinco, Inc.:
125	M	9.75%, 10/15/2023	(a)	(b)	130,625
150	M	10%, 10/15/2025	(a)	(b)	156,562
225	M	PolyOne Corp., 5.25%, 3/15/2023			213,863
200	M	Rayonier AM Products, Inc., 5.5%, 6/1/2024	(a)		151,000
450	M	TPC Group, Inc., 8.75%, 12/15/2020	(a)		387,000
375	M	Univar USA, Inc., 6.75%, 7/15/2023	(a)		348,750
		W.R. Grace & Co.:
175	M	5.125%, 10/1/2021	(a)		173,250
75	M	5.625%, 10/1/2024	(a)		73,781
					1,634,831
		Consumer Non-Durables-2.6%
375	M	Levi Strauss & Co., 6.875%, 5/1/2022			404,063
		Reynolds Group Issuer, Inc.:
300	M	7.125%, 4/15/2019			305,438
775	M	5.75%, 10/15/2020			784,688
		Spectrum Brands Escrow Corp.:
300	M	6.375%, 11/15/2020			318,000
175	M	6.625%, 11/15/2022			185,938
450	M	Wolverine World Wide, Inc., 6.125%, 10/15/2020			469,688
					2,467,815
		Energy-9.5%
		AmeriGas Finance, LLC:
50	M	6.75%, 5/20/2020			50,875
175	M	7%, 5/20/2022			180,250
		Antero Resources Finance Corp.:
100	M	6%, 12/1/2020			93,000
125	M	5.375%, 11/1/2021			110,625
		Berry Petroleum Co.:
90	M	6.75%, 11/1/2020			31,950
300	M	6.375%, 9/15/2022			91,314
150	M	Blue Racer Midstream, LLC, 6.125%, 11/15/2022	(a)		143,250
		California Resources Corp.:
150	M	5%, 1/15/2020			97,218
150	M	5.5%, 9/15/2021			92,250
225	M	6%, 11/15/2024			134,859
		Calumet Specialty Products Partners, LP:
225	M	6.5%, 4/15/2021			203,625
75	M	7.625%, 1/15/2022			70,125
300	M	7.75%, 4/15/2023	(a)		276,936
		Chesapeake Energy Corp.:
175	M	7.25%, 12/15/2018			145,687
125	M	6.625%, 8/15/2020			93,515
250	M	6.875%, 11/15/2020			185,000
200	M	5.75%, 3/15/2023			131,437
		CONSOL Energy, Inc.:
500	M	8.25%, 4/1/2020			455,125
175	M	5.875%, 4/15/2022			118,562
		Crestwood Midstream Partners, LP:
350	M	6%, 12/15/2020			315,875
50	M	6.25%, 4/1/2023	(a)		42,750
		Denbury Resources, Inc.:
150	M	6.375%, 8/15/2021			95,250
275	M	5.5%, 5/1/2022			165,000
250	M	Eclipse Resources Corp., 8.875%, 7/15/2023	(a)		202,500
225	M	Exterran Partners, LP, 6%, 10/1/2022			189,562
175	M	Ferrellgas, LP, 6.75%, 6/15/2023	(a)		160,125
250	M	Forum Energy Technologies, Inc., 6.25%, 10/1/2021			211,250
		Genesis Energy, LP:
200	M	6.75%, 8/1/2022			188,700
150	M	6%, 5/15/2023			132,750
300	M	Gibson Energy, Inc., 6.75%, 7/15/2021	(a)		289,875
250	M	Hilcorp Energy I, 5.75%, 10/1/2025	(a)		221,250
250	M	Laredo Petroleum, Inc., 5.625%, 1/15/2022			225,000
		Legacy Reserves, LP:
400	M	8%, 12/1/2020			290,000
400	M	6.625%, 12/1/2021			274,000
		Linn Energy, LLC:
75	M	6.5%, 5/15/2019			21,000
225	M	6.25%, 11/1/2019			58,500
225	M	MarkWest Energy Partners, LP, 4.875%, 12/1/2024			207,000
200	M	Matador Resources Co., 6.875%, 4/15/2023	(a)		193,000
375	M	Memorial Production Partners, LP, 7.625%, 5/1/2021			255,000
		NuStar Logistics, LP:
50	M	4.8%, 9/1/2020			48,000
200	M	6.75%, 2/1/2021			198,436
200	M	Rain CII Carbon, LLC, 8.25%, 1/15/2021	(a)		162,000
300	M	Rex Energy Corp., 6.25%, 8/1/2022			121,500
100	M	Rice Energy, Inc., 7.25%, 5/1/2023	(a)		94,250
		Sabine Pass Liquefaction, LLC:
500	M	6.25%, 3/15/2022			467,500
225	M	5.625%, 4/15/2023			200,813
325	M	5.75%, 5/15/2024			290,875
250	M	5.625%, 3/1/2025	(a)		221,250
		SM Energy Co.:
150	M	6.5%, 11/15/2021			143,250
125	M	5.625%, 6/1/2025			107,813
57	M	Suburban Propane Partners, LP, 7.375%, 8/1/2021			59,708
100	M	Tesoro Logistics, LP, 6.25%, 10/15/2022	(a)		98,000
125	M	Ultra Petroleum Corp., 5.75%, 12/15/2018	(a)		90,625
425	M	Unit Corp., 6.625%, 5/15/2021			350,625
					9,098,635
		Financials-4.9%
		Ally Financial, Inc.:
525	M	6.25%, 12/1/2017			552,562
175	M	4.75%, 9/10/2018			178,719
500	M	8%, 12/31/2018			552,500
175	M	8%, 11/1/2031			203,383
350	M	Argos Merger Sub, Inc., 7.125%, 3/15/2023	(a)		354,812
674	M	Consolidated Energy Finance SA, 6.75%, 10/15/2019	(a)		640,300
		General Motors Financial Co., Inc.:
75	M	3.25%, 5/15/2018			75,918
150	M	4.375%, 9/25/2021			153,347
150	M	4.25%, 5/15/2023			147,175
		International Lease Finance Corp.:
375	M	8.75%, 3/15/2017			404,063
950	M	8.25%, 12/15/2020			1,113,875
125	M	Nielsen Co., (Luxembourg) Sarl, 5.5%, 10/1/2021	(a)		124,844
250	M	Quicken Loans, Inc., 5.75%, 5/1/2025	(a)		235,625
					4,737,123
		Food/Beverage/Tobacco-2.4%
325	M	Barry Callebaut Services SA, 5.5%, 6/15/2023	(a)		344,904
		Constellation Brands, Inc.:
75	M	4.25%, 5/1/2023			74,906
125	M	4.75%, 11/15/2024			126,562
125	M	Dean Foods Co., 6.5%, 3/15/2023	(a)		127,187
400	M	JBS Investments GmbH, 7.25%, 4/3/2024	(a)		386,000
		JBS USA, LLC:
150	M	7.25%, 6/1/2021	(a)		156,375
150	M	5.875%, 7/15/2024	(a)		141,000
200	M	5.75%, 6/15/2025	(a)		185,000
100	M	Pilgrim's Pride Corp., 5.75%, 3/15/2025	(a)		98,500
150	M	Post Holdings, Inc., 7.75%, 3/15/2024	(a)		154,125
50	M	Smithfield Foods, Inc., 6.625%, 8/15/2022			52,875
450	M	Sun Merger Sub, Inc., 5.875%, 8/1/2021	(a)		462,375
					2,309,809
		Food/Drug-.2%
225	M	Rite Aid Corp., 6.125%, 4/1/2023	(a)		224,156
		Forest Products/Containers-4.4%
225	M	Ardagh Packaging Finance, PLC, 6%, 6/30/2021	(a)		216,000
250	M	Ball Corp., 5.25%, 7/1/2025			247,342
525	M	Berry Plastics Corp., 5.125%, 7/15/2023			496,125
		CROWN Americas, LLC:
75	M	6.25%, 2/1/2021			78,094
300	M	4.5%, 1/15/2023			295,500
150	M	Graphic Packaging International, Inc., 4.875%, 11/15/2022			150,000
450	M	Greif, Inc., 7.75%, 8/1/2019			497,250
		Mercer International, Inc.:
50	M	7%, 12/1/2019			50,750
200	M	7.75%, 12/1/2022			203,000
		Owens-Brockway Glass Container, Inc.:
75	M	5%, 1/15/2022	(a)		71,531
75	M	5.875%, 8/15/2023	(a)		75,609
250	M	5.375%, 1/15/2025	(a)		240,938
50	M	6.375%, 8/15/2025	(a)		50,594
275	M	Resolute Forest Products, Inc., 5.875%, 5/15/2023			206,250
		Sealed Air Corp.:
325	M	6.5%, 12/1/2020	(a)		357,500
175	M	4.875%, 12/1/2022	(a)		173,688
300	M	5.25%, 4/1/2023	(a)		302,250
500	M	Silgan Holdings, Inc., 5%, 4/1/2020			506,250
					4,218,671
		Gaming/Leisure-3.7%
375	M	24 Hour Holdings III, LLC, 8%, 6/1/2022	(a)		290,625
225	M	AMC Entertainment, Inc., 5.75%, 6/15/2025			219,375
250	M	GLP Capital, LP, 4.875%, 11/1/2020			254,375
175	M	Hilton Worldwide Finance, LLC, 5.625%, 10/15/2021			181,562
		International Game Technology, PLC:
200	M	5.625%, 2/15/2020	(a)		195,000
200	M	6.25%, 2/15/2022	(a)		187,000
200	M	6.5%, 2/15/2025	(a)		181,000
300	M	National CineMedia, LLC, 7.875%, 7/15/2021			310,500
250	M	NCL Corp., Ltd., 5.25%, 11/15/2019	(a)		256,095
225	M	Regal Entertainment Group, 5.75%, 3/15/2022			221,906
225	M	Royal Caribbean Cruises, Ltd., 5.25%, 11/15/2022			236,250
350	M	Scientific Games International, Inc., 6.625%, 5/15/2021			253,750
575	M	Six Flags Entertainment Corp., 5.25%, 1/15/2021	(a)		577,875
150	M	Viking Cruises, Ltd., 6.25%, 5/15/2025	(a)		147,375
					3,512,688
		Health Care-10.6%
		Community Health Systems, Inc.:
250	M	5.125%, 8/15/2018			256,250
425	M	8%, 11/15/2019			443,328
475	M	7.125%, 7/15/2020			495,187
250	M	Concordia Healthcare, 7%, 4/1/2022	(a)		242,187
		DaVita HealthCare Partners, Inc.:
250	M	5.125%, 7/15/2024			245,969
125	M	5%, 5/1/2025			120,312
		Endo Finance, LLC:
300	M	5.75%, 1/15/2022	(a)		297,750
775	M	7.75%, 1/15/2022	(a)		820,531
225	M	6%, 7/15/2023	(a)		222,750
		Fresenius Medical Care U.S. Finance II, Inc.:
150	M	5.625%, 7/31/2019	(a)		160,687
75	M	4.125%, 10/15/2020	(a)		75,187
100	M	4.75%, 10/15/2024	(a)		99,250
		HCA, Inc.:
75	M	8%, 10/1/2018			84,930
850	M	6.5%, 2/15/2020			928,625
250	M	6.25%, 2/15/2021			266,875
50	M	5.375%, 2/1/2025			49,625
		HealthSouth Corp.:
288	M	7.75%, 9/15/2022			300,600
175	M	5.125%, 3/15/2023			169,094
100	M	5.75%, 11/1/2024			99,000
100	M	5.75%, 11/1/2024	(a)		99,000
150	M	5.75%, 9/15/2025	(a)		145,875
405	M	IMS Health, Inc., 6%, 11/1/2020	(a)		416,138
175	M	Jaguar Holding Co., II, 6.375%, 8/1/2023	(a)		170,625
300	M	Kindred Escrow Corp., II, 8.75%, 1/15/2023	(a)		326,250
		Mallinckrodt Finance SB:
100	M	4.875%, 4/15/2020	(a)		95,875
225	M	5.75%, 8/1/2022	(a)		217,969
75	M	5.5%, 4/15/2025	(a)		67,125
100	M	NBTY, Inc., 9%, 10/1/2018			102,500
		Tenet Healthcare Corp.:
450	M	6.75%, 2/1/2020			456,188
425	M	6%, 10/1/2020			449,438
125	M	6.75%, 6/15/2023			124,688
64	M	Universal Hospital Services, Inc., 7.625%, 8/15/2020			60,320
		Valeant Pharmaceuticals International, Inc.:
275	M	6.75%, 8/15/2018	(a)		280,328
600	M	6.375%, 10/15/2020	(a)		598,125
150	M	5.625%, 12/1/2021	(a)		142,875
100	M	5.5%, 3/1/2023	(a)		95,250
200	M	5.875%, 5/15/2023	(a)		191,625
75	M	6.125%, 4/15/2025	(a)		71,625
625	M	WellCare Health Plans, Inc., 5.75%, 11/15/2020			652,344
					10,142,300
		Information Technology-3.5%
125	M	Activision Blizzard, Inc., 5.625%, 9/15/2021	(a)		131,875
100	M	Anixter, Inc., 5.125%, 10/1/2021			99,625
		Audatex North America, Inc.:
650	M	6%, 6/15/2021	(a)		653,731
600	M	6.125%, 11/1/2023	(a)		605,250
375	M	Belden, Inc., 5.5%, 9/1/2022	(a)		364,687
325	M	CommScope Technologies Finance, LLC, 6%, 6/15/2025	(a)		312,611
50	M	Denali Borrower, LLC, 5.625%, 10/15/2020	(a)		52,100
450	M	IAC/InterActiveCorp, 4.875%, 11/30/2018			464,063
		Micron Technology, Inc.:
50	M	5.875%, 2/15/2022			49,500
250	M	5.5%, 2/1/2025			230,000
125	M	MSCI, Inc., 5.75%, 8/15/2025	(a)		126,250
175	M	Open Text Corp., 5.625%, 1/15/2023	(a)		174,016
125	M	Sensata Technologies BV, 5%, 10/1/2025	(a)		117,656
					3,381,364
		Manufacturing-2.6%
325	M	Amkor Technology, Inc., 6.375%, 10/1/2022			301,641
400	M	Brand Energy & Infrastructure Services, Inc., 8.5%, 12/1/2021	(a)		359,000
515	M	Case New Holland, Inc., 7.875%, 12/1/2017			545,900
325	M	Dematic SA, 7.75%, 12/15/2020	(a)		329,875
300	M	EDP Finance BV, 6%, 2/2/2018	(a)		319,314
225	M	EnPro Industries, Inc., 5.875%, 9/15/2022			227,812
375	M	H&E Equipment Services, Inc., 7%, 9/1/2022			365,625
					2,449,167
		Media-Broadcasting-2.3%
		Belo Corp.:
100	M	7.75%, 6/1/2027			108,500
25	M	7.25%, 9/15/2027			26,187
100	M	Media General Financial Sub, 5.875%, 11/15/2022	(a)		99,500
425	M	Nexstar Broadcasting, Inc., 6.875%, 11/15/2020			439,344
		Sinclair Television Group, Inc.:
475	M	5.375%, 4/1/2021			466,094
225	M	6.375%, 11/1/2021			227,250
		Sirius XM Radio, Inc.:
375	M	5.75%, 8/1/2021	(a)		376,641
250	M	6%, 7/15/2024	(a)		251,875
175	M	5.375%, 4/15/2025	(a)		167,563
					2,162,954
		Media-Cable TV-7.9%
325	M	Altice Financing SA, 6.625%, 2/15/2023	(a)		313,422
225	M	Altice SA, 7.75%, 7/15/2025	(a)		199,125
150	M	Cable One, Inc., 5.75%, 6/15/2022	(a)		148,200
		Cablevision Systems Corp.:
350	M	8.625%, 9/15/2017			365,750
375	M	7.75%, 4/15/2018			375,937
		CCO Holdings, LLC:
102	M	7%, 1/15/2019			104,167
175	M	7.375%, 6/1/2020			182,219
75	M	5.25%, 3/15/2021			74,053
325	M	5.125%, 2/15/2023			300,625
300	M	5.875%, 5/1/2027	(a)		279,000
625	M	Cequel Communications Holdings I, LLC, 6.375%, 9/15/2020	(a)		590,625
		Clear Channel Worldwide Holdings, Inc.:
25	M	7.625%, 3/15/2020 - Series "A"			25,031
550	M	7.625%, 3/15/2020 - Series "B"			553,437
150	M	6.5%, 11/15/2022 - Series "A"			149,812
250	M	6.5%, 11/15/2022 - Series "B"			251,875
		DISH DBS Corp.:
725	M	7.875%, 9/1/2019			761,852
125	M	5%, 3/15/2023			105,000
250	M	5.875%, 11/15/2024			212,969
400	M	Gray Television, Inc., 7.5%, 10/1/2020			411,500
775	M	Harron Communications, LP, 9.125%, 4/1/2020	(a)		826,344
		Midcontinent Communications & Finance Corp.:
300	M	6.25%, 8/1/2021	(a)		300,000
250	M	6.875%, 8/15/2023	(a)		249,688
		Numericable Group SA:
425	M	6%, 5/15/2022	(a)		410,656
200	M	6.25%, 5/15/2024	(a)		193,000
200	M	VTR Finance BV, 6.875%, 1/15/2024	(a)		182,000
					7,566,287
		Media-Diversified-1.0%
		Gannett Co., Inc.:
225	M	5.125%, 7/15/2020			230,062
225	M	6.375%, 10/15/2023			236,812
175	M	Lamar Media Corp., 5.375%, 1/15/2024			177,625
375	M	Tribune Media Co., 5.875%, 7/15/2022	(a)		364,688
					1,009,187
		Metals/Mining-3.6%
		Alcoa, Inc.:
575	M	6.15%, 8/15/2020			594,406
100	M	5.125%, 10/1/2024			95,750
		Aleris International, Inc.:
84	M	7.625%, 2/15/2018			82,110
460	M	7.875%, 11/1/2020			448,546
		ArcelorMittal:
175	M	6.125%, 6/1/2018			171,937
225	M	10.6%, 6/1/2019			243,844
125	M	6%, 8/5/2020			113,437
75	M	6.25%, 3/1/2021			67,921
200	M	Commercial Metals Co., 4.875%, 5/15/2023			176,000
600	M	JMC Steel Group, 8.25%, 3/15/2018	(a)		411,000
225	M	Kaiser Aluminum Corp., 8.25%, 6/1/2020			239,625
		Novelis, Inc.:
350	M	8.375%, 12/15/2017			339,938
175	M	8.75%, 12/15/2020			169,348
		Steel Dynamics, Inc.:
75	M	5.125%, 10/1/2021			71,438
100	M	6.375%, 8/15/2022			98,750
125	M	5.5%, 10/1/2024			114,922
					3,438,972
		Real Estate-.5%
		Communications Sales & Leasing, Inc.:
100	M	6%, 4/15/2023	(a)		89,250
175	M	8.25%, 10/15/2023			150,500
225	M	Dupont Fabros Technology, LP, 5.625%, 6/15/2023			226,687
					466,437
		Retail-General Merchandise-1.6%
500	M	Jo-Ann Stores, Inc., 8.125%, 3/15/2019	(a)		465,000
450	M	Limited Brands, Inc., 8.5%, 6/15/2019			527,625
		Netflix, Inc.:
275	M	5.5%, 2/15/2022	(a)		279,125
125	M	5.875%, 2/15/2025	(a)		129,063
150	M	Party City Holdings, Inc., 6.125%, 8/15/2023	(a)		151,875
					1,552,688
		Services-6.2%
		ADT Corp.:
575	M	3.5%, 7/15/2022			511,750
50	M	4.125%, 6/15/2023			45,250
		AECOM:
125	M	5.75%, 10/15/2022	(a)		126,016
225	M	5.875%, 10/15/2024	(a)		227,250
400	M	Ashtead Capital, Inc., 6.5%, 7/15/2022	(a)		420,000
250	M	CEB, Inc., 5.625%, 6/15/2023	(a)		250,000
325	M	CoreLogic, Inc., 7.25%, 6/1/2021			341,250
		Covanta Holding Corp.:
125	M	7.25%, 12/1/2020			130,156
300	M	6.375%, 10/1/2022			307,500
		Geo Group, Inc.:
175	M	5.875%, 1/15/2022			181,125
175	M	5.125%, 4/1/2023			174,125
175	M	5.875%, 10/15/2024			177,625
75	M	IHS, Inc., 5%, 11/1/2022			72,375
		Iron Mountain, Inc.:
225	M	7.75%, 10/1/2019			234,338
625	M	5.75%, 8/15/2024			605,469
650	M	Live Nation Entertainment, Inc., 7%, 9/1/2020	(a)		682,500
500	M	LKQ Corp., 4.75%, 5/15/2023			483,750
175	M	Monitronics International, Inc., 9.125%, 4/1/2020			158,375
225	M	PHH Corp., 7.375%, 9/1/2019			224,438
300	M	Reliance Intermediate Holdings, LP, 6.5%, 4/1/2023	(a)		301,500
300	M	Safway Group Holding, LLC, 7%, 5/15/2018	(a)		308,625
					5,963,417
		Telecommunications-4.6%
		CenturyLink, Inc.:
100	M	5.625%, 4/1/2020			93,437
700	M	5.8%, 3/15/2022			601,125
175	M	6.75%, 12/1/2023			153,781
		Citizens Communications Co.:
450	M	7.125%, 3/15/2019			444,076
200	M	9%, 8/15/2031			166,000
		Frontier Communications Corp.:
175	M	8.5%, 4/15/2020			170,625
450	M	11%, 9/15/2025	(a)		436,500
150	M	GCI, Inc., 6.75%, 6/1/2021			153,375
250	M	Inmarsat Finance, PLC, 4.875%, 5/15/2022	(a)		243,750
		Sprint Capital Corp.:
175	M	6.9%, 5/1/2019			154,438
375	M	6.875%, 11/15/2028			270,000
		Wind Acquisition Finance SA:
275	M	4.75%, 7/15/2020	(a)		272,938
675	M	7.375%, 4/23/2021	(a)		668,250
		Windstream Services, LLC:
325	M	7.75%, 10/15/2020			277,469
250	M	7.5%, 6/1/2022			189,688
100	M	6.375%, 8/1/2023			72,435
					4,367,887
		Transportation-1.8%
		Aircastle, Ltd.:
75	M	4.625%, 12/15/2018			76,584
775	M	6.25%, 12/1/2019			833,125
125	M	American Airlines Group, Inc., 5.5%, 10/1/2019	(a)		126,687
		Fly Leasing, Ltd.:
200	M	6.75%, 12/15/2020			205,500
275	M	6.375%, 10/15/2021			278,437
153	M	Mobile Mini, Inc., 7.875%, 12/1/2020			159,503
					1,679,836
		Utilities-2.5%
		AES Corp.:
75	M	8%, 6/1/2020			85,125
275	M	7.375%, 7/1/2021			286,687
200	M	5.5%, 3/15/2024			178,300
275	M	Dynegy, Inc., 7.375%, 11/1/2022			278,781
93	M	Indiantown Cogeneration Utilities, LP, 9.77%, 12/15/2020			106,047
400	M	InterGen NV, 7%, 6/30/2023	(a)		342,000
200	M	NRG Energy, Inc., 6.25%, 5/1/2024			177,500
373	M	NSG Holdings, LLC, 7.75%, 12/15/2025	(a)		411,277
175	M	Talen Energy Supply, LLC, 6.5%, 6/1/2025	(a)		150,719
175	M	Terraform Global Operating, LLC, 9.75%, 8/15/2022	(a)		140,875
		Terraform Power Operating, LLC:
225	M	5.875%, 2/1/2023	(a)		199,688
50	M	6.125%, 6/15/2025	(a)		43,375
					2,400,374
		Waste Management-.3%
275	M	ADS Waste Holdings, Inc., 8.25%, 10/1/2020			275,687
		Wireless Communications-3.6%
		Level 3 Financing, Inc.:
150	M	6.125%, 1/15/2021			154,577
75	M	5.125%, 5/1/2023	(a)		71,813
325	M	MetroPCS Wireless, Inc., 6.625%, 11/15/2020			331,094
		Neptune Finco Corp.:
200	M	10.125%, 1/15/2023	(a)	(b)	202,750
200	M	6.625%, 10/15/2025	(a)	(b)	201,500
		Sprint Nextel Corp.:
100	M	9.125%, 3/1/2017			101,531
175	M	8.375%, 8/15/2017			175,000
600	M	7%, 8/15/2020			507,372
275	M	6%, 11/15/2022			207,625
		T-Mobile USA, Inc.:
600	M	6.25%, 4/1/2021			599,400
450	M	6.625%, 4/1/2023			446,625
275	M	UPCB Finance IV, Ltd., 5.375%, 1/15/2025	(a)		259,875
158	M	UPCB Finance V, Ltd., 7.25%, 11/15/2021	(a)		167,344
					3,426,506
Total Value of Corporate Bonds (cost $90,104,571)					85,062,922
		LOAN PARTICIPATIONS+-6.4%
		Aerospace/Defense-.5%
442	M	TransDigm, Inc., 3.75%, 2/28/2020			436,834
		Automotive-.2%
222	M	CS Intermediate Holdco 2, LLC, 4%, 4/4/2021			222,188
		Building Materials-.4%
400	M	Builders FirstSource, Inc., 6%, 7/29/2022			398,250
		Chemicals-.4%
350	M	Axalta Coating Systems Dutch Holdings BBV, 3.75%, 2/1/2020			347,194
		Energy-.2%
300	M	Jonah Energy, LLC, 7.5%, 5/12/2021			243,000
		Food/Drug-1.1%
268	M	Albertson's, Inc., 5.375%, 3/21/2019			268,415
430	M	Rite Aid Corp., 4.875%, 6/21/2021			431,075
331	M	Supervalu, Inc., 4.5%, 3/21/2019			332,663
					1,032,153
		Gaming/Leisure-.2%
220	M	Seminole Hard Rock Entertainment, Inc., 3.5%, 5/14/2020			217,601
		Health Care-.9%
		Community Health Systems, Inc.:
88	M	3.75%, 12/31/2019			87,642
161	M	4%, 1/27/2021			161,611
499	M	ConvaTec, Inc., 4.25%, 6/15/2020		(b)	499,937
100	M	Sterigenics-Nordion Holdings, LLC, 4.25%, 5/16/2022			99,500
					848,690
		Information Technology-1.0%
234	M	ARRIS Enterprises, Inc., 3.25%, 4/17/2020			234,053
429	M	Avago Technologies Cayman, Ltd., 3.75%, 5/6/2021			429,661
355	M	Dell International, LLC, 3.75%, 10/29/2018			354,734
					1,018,448
		Media-Diversified-.4%
425	M	Tribune Media Co., 3.75%, 12/28/2020			423,243
		Retail-General Merchandise-.5%
443	M	Restaurant Brands, Inc., 3.75%, 12/10/2021			442,026
		Services-.2%
109	M	Allied Security Holdings, LLC, 4.25%, 2/12/2021			108,406
84	M	Brickman Group, Ltd., LLC, 4%, 12/18/2020			82,615
					191,021
		Utilities-.4%
349	M	Calpine Corp., 3.5%, 5/27/2022			345,343
Total Value of Loan Participations (cost $6,224,800)					6,165,991
		PASS-THROUGH CERTIFICATES-.8%
		Transportation
699	M	American Airlines 13-2 B PTT, 5.6%, 1/15/2022 (cost $715,598)	(a)		713,415
Total Value of Investments (cost $97,044,969)		96.1%			91,942,328
Other Assets, Less Liabilities		3.9			3,755,823
Net Assets		100.0%			$ 95,698,151

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At September 30, 2015, the Fund held one hundred thirty-nine 144A securities with an aggregate value of
$36,336,284 representing 38.0% of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

+	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at September 30, 2015.

Summary of Abbreviations:
	PTT	Pass-Through Trust

At September 30, 2015, the cost of investments for federal income tax purposes was $97,045,219. Accumulated net unrealized depreciation on investments was $5,102,891, consisting of $567,554 gross unrealized appreciation and $5,670,445 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2015:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$85,062,922	$-	$85,062,922
Loan Participations	-	6,165,991	-	6,165,991
Pass-Through Certificates	-	713,415	-	713,415
Total Investments in Securities*	$-	$91,942,328	$-	$91,942,328

*The Portfolio of Investments provides information on the industry categorization for corporate bonds, loan participations and pass-
through certificates.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2015. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
GOVERNMENT FUND
September 30, 2015

Principal
Amount		Security		Value
		RESIDENTIAL MORTGAGE-BACKED SECURITIES-44.5%
		Fannie Mae-24.3%
$2,541	M	3%, 7/1/2021 - 1/1/2045		$ 2,619,326
2,178	M	3.5%, 11/1/2028 - 4/1/2045		2,286,888
1,201	M	4%, 1/1/2041 - 8/1/2044		1,285,949
359	M	4.5%, 11/1/2040 - 8/1/2041		390,302
445	M	5.5%, 7/1/2034 - 10/1/2039		502,584
163	M	9%, 11/1/2026		188,500
				7,273,549
		Freddie Mac-7.5%
666	M	3.5%, 11/1/2042 - 10/1/2044		695,886
1,211	M	4%, 11/1/2040 - 8/1/2044		1,291,130
223	M	4.5%, 5/1/2044		242,012
				2,229,028
		Government National Mortgage Association I Program-12.7%
617	M	4%, 11/15/2025 - 8/15/2041		660,681
1,199	M	4.5%, 12/15/2039 - 6/15/2040		1,314,786
1,233	M	5%, 6/15/2033 - 4/15/2040		1,382,269
226	M	5.5%, 2/15/2033 - 1/15/2036		256,274
159	M	6%, 11/15/2032 - 4/15/2036		184,258
				3,798,268
Total Value of Residential Mortgage-Backed Securities (cost $13,018,780)				13,300,845
		U.S. GOVERNMENT AGENCY OBLIGATIONS-26.3%
		Fannie Mae:
500	M	0.875%, 5/21/2018		499,830
1,020	M	1.125%, 7/20/2018		1,025,312
850	M	1.625%, 11/27/2018		865,464
125	M	1.75%, 11/26/2019		127,293
260	M	2.625%, 9/6/2024		266,572
		Federal Farm Credit Bank:
550	M	1.7%, 2/6/2019		558,494
300	M	2.125%, 3/6/2019		308,735
200	M	4.875%, 1/17/2017		211,292
		Federal Home Loan Bank:
450	M	1%, 5/21/2020	(a)	450,590
750	M	1.03%, 9/28/2018		748,351
1,000	M	1.6%, 7/30/2019		998,845
		Freddie Mac:
800	M	0.875%, 3/7/2018		800,870
1,000	M	1.25%, 8/1/2019		999,788
Total Value of U.S. Government Agency Obligations (cost $7,832,589)				7,861,436
		U.S. GOVERNMENT OBLIGATIONS-19.1%
176	M	FDA Queens, LP, 6.99%, 6/15/2017	(b)	183,553
600	M	U.S. Treasury Bonds, 2.875%, 8/15/2045		599,828
		U.S. Treasury Notes:
200	M	1.375%, 3/31/2020		200,635
100	M	1.375%, 8/31/2020		100,132
670	M	1.5%, 5/31/2020		675,928
700	M	1.625%, 7/31/2020		708,645
100	M	1.875%, 8/31/2022		100,862
1,040	M	2%, 7/31/2022		1,058,003
240	M	2%, 2/15/2025		239,106
400	M	2%, 8/15/2025		397,958
320	M	2.125%, 12/31/2021		328,671
300	M	2.25%, 7/31/2021		311,162
400	M	2.25%, 11/15/2024		407,573
365	M	2.375%, 8/15/2024		376,014
Total Value of U.S. Government Obligations (cost $5,660,383)				5,688,070
		COMMERCIAL MORTGAGE-BACKED SECURITIES-6.2%
		Fannie Mae-4.5%
764	M	2.996%, 11/1/2022		804,157
500	M	3.84%, 5/1/2018		533,123
				1,337,280
		Federal Home Loan Mortgage Corporation-1.7%
500	M	Multi-Family Structured Pass-Through, 2.13%, 1/25/2019		511,176
Total Value of Commercial Mortgage-Backed Securities (cost $1,855,370)				1,848,456
		COLLATERALIZED MORTGAGE OBLIGATIONS-2.0%
543	M	Fannie Mae, 4%, 2/25/2025 (cost $585,509)		594,411
Total Value of Investments (cost $28,952,631)		98.1%		29,293,218
Other Assets, Less Liabilities		1.9		571,476
Net Assets		100.0%		$ 29,864,694

(a)	Denotes a step bond (a zero coupon bond that converts to a fixed interest rate at a designated date)

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At September 30, 2015, the Fund held one 144A security with a value of $183,553 representing
0.6% of the Fund's net assets.

At September 30, 2015, the cost of investments for federal income tax purposes was $28,952,631. Accumulated net unrealized appreciation on investments was $340,587, consisting of $447,111 gross unrealized appreciation and $106,524 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2015:

	Level 1	Level 2	Level 3	Total
Residential
Mortgage-Backed Securities	$-	$13,300,845	$-	$13,300,845
U.S. Government Agency
Obligations	-	7,861,436	-	7,861,436
U.S. Government Obligations	-	5,688,070	-	5,688,070
Commercial
Mortgage-Backed Securities	-	1,848,456	-	1,848,456
Collateralized Mortgage
Obligations	-	594,411	-	594,411
Total Investments in Securities	$-	$29,293,218	$-	$29,293,218

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2015. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
GROWTH & INCOME FUND
September 30, 2015

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-99.0%
			Consumer Discretionary-17.2%
185,700			American Eagle Outfitters, Inc.	$ 2,902,491
69,500			BorgWarner, Inc.	2,890,505
113,000			CBS Corporation - Class "B"	4,508,700
81,400			Delphi Automotive, PLC	6,189,656
53,000			Finish Line, Inc. - Class "A"	1,022,900
46,900			Foot Locker, Inc.	3,375,393
179,700			Ford Motor Company	2,438,529
26,700			GNC Holdings, Inc. - Class "A"	1,079,214
66,400			Hanesbrands, Inc.	1,921,616
30,600			Harman International Industries, Inc.	2,937,294
48,000			Home Depot, Inc.	5,543,520
108,300		*	Jarden Corporation	5,293,704
97,000			Johnson Controls, Inc.	4,011,920
53,200			L Brands, Inc.	4,794,916
53,300			Lear Corporation	5,797,974
39,600			Magna International, Inc.	1,901,196
95,500			Newell Rubbermaid, Inc.	3,792,305
50,500			Penske Automotive Group, Inc.	2,446,220
106,700			Stein Mart, Inc.	1,032,856
79,800			Tupperware Brands Corporation	3,949,302
42,700			Walt Disney Company	4,363,940
13,400			Whirlpool Corporation	1,973,284
14,600			Wyndham Worldwide Corporation	1,049,740
				75,217,175
			Consumer Staples-9.8%
120,300			Altria Group, Inc.	6,544,320
96,178			Coca-Cola Company	3,858,661
72,100			CVS Health Corporation	6,956,208
51,200			Delhaize Group (ADR)	1,133,056
53,200		*	Koninklijke Ahold NV (ADR)	1,036,868
23,800			Nilesen Holdings, PLC	1,058,386
100,000			Nu Skin Enterprises, Inc. - Class "A"	4,128,000
44,100			PepsiCo, Inc.	4,158,630
78,700			Philip Morris International, Inc.	6,243,271
28,000			Procter & Gamble Company	2,014,320
67,600			Tyson Foods, Inc. - Class "A"	2,913,560
42,650			Wal-Mart Stores, Inc.	2,765,426
				42,810,706
			Energy-6.4%
36,900			Anadarko Petroleum Corporation	2,228,391
9,300			Chevron Corporation	733,584
21,900			Columbia Pipeline Group, Inc.	400,551
61,400			ConocoPhillips	2,944,744
65,400			Devon Energy Corporation	2,425,686
53,400			ExxonMobil Corporation	3,970,290
26,700			Hess Corporation	1,336,602
80,222			Marathon Oil Corporation	1,235,419
94,622			Marathon Petroleum Corporation	4,383,837
24,150			National Oilwell Varco, Inc.	909,248
26,700			Occidental Petroleum Corporation	1,766,205
30,650			Phillips 66	2,355,146
12,900			Schlumberger, Ltd.	889,713
93,607			Suncor Energy, Inc.	2,501,179
				28,080,595
			Financials-12.2%
31,700			ACE, Ltd.	3,277,780
66,706			American Express Company	4,944,916
40,000			Ameriprise Financial, Inc.	4,365,200
142,200			Brixmor Property Group, Inc. (REIT)	3,338,856
38,400			Citizens Financial Group, Inc.	916,224
79,943			Discover Financial Services	4,156,237
119,400			Financial Select Sector SPDR Fund (ETF)	2,705,604
12,300			iShares Core S&P Mid-Cap ETF (ETF)	1,680,303
25,400			iShares Russell 2000 ETF (ETF)	2,773,680
105,888			JPMorgan Chase & Company	6,455,991
15,000			Morgan Stanley	472,500
40,100			PNC Financial Services Group, Inc.	3,576,920
6,600			SPDR S&P 500 ETF Trust (ETF)	1,264,758
66,400			SPDR S&P Regional Banking (ETF)	2,734,352
129,708			Sunstone Hotel Investors, Inc. (REIT)	1,716,037
94,800			U.S. Bancorp	3,887,748
106,700			Urstadt Biddle Properties, Inc. - Class "A" (REIT)	1,999,558
63,267			Wells Fargo & Company	3,248,761
				53,515,425
			Health Care-18.4%
106,700			Abbott Laboratories	4,291,474
89,400			AbbVie, Inc.	4,864,254
25,400		*	Allergan, PLC	6,903,974
64,030			Baxalta, Inc.	2,017,585
46,730			Baxter International, Inc.	1,535,081
45,100			Cardinal Health, Inc.	3,464,582
42,722		*	Express Scripts Holding Company	3,458,773
85,300			Gilead Sciences, Inc.	8,375,607
53,200			Hill-Rom Holdings, Inc.	2,765,868
72,275			Johnson & Johnson	6,746,871
2,512		*	Mallinckrodt, PLC	160,617
18,900			McKesson Corporation	3,497,067
44,812			Medtronic, PLC	2,999,715
86,743			Merck & Company, Inc.	4,284,237
93,100		*	Mylan NV	3,748,206
230,993			Pfizer, Inc.	7,255,490
64,000			Phibro Animal Health Corporation - Class "A"	2,024,320
69,443			Thermo Fisher Scientific, Inc.	8,491,490
65,200		*	VWR Corporation	1,674,988
45,372			Zoetis, Inc.	1,868,419
				80,428,618
			Industrials-8.6%
37,294			3M Company	5,287,170
68,600			Altra Industrial Motion Corporation	1,586,032
20,600			Caterpillar, Inc.	1,346,416
53,300		*	Generac Holdings, Inc.	1,603,797
66,696			General Electric Company	1,682,073
56,000			Honeywell International, Inc.	5,302,640
60,500			ITT Corporation	2,022,515
5,400			Lockheed Martin Corporation	1,119,474
50,600			Ryder System, Inc.	3,746,424
24,000			Snap-On, Inc.	3,622,560
33,500		*	TAL International Group, Inc.	457,945
39,800			Textainer Group Holdings, Ltd.	656,302
95,900			Textron, Inc.	3,609,676
73,400			Tyco International, PLC	2,455,964
37,500			United Technologies Corporation	3,337,125
				37,836,113
			Information Technology-19.2%
77,500			Apple, Inc.	8,548,250
93,500		*	ARRIS Group, Inc.	2,428,195
42,900			Avago Technologies, Ltd.	5,362,929
239,200			Cisco Systems, Inc.	6,279,000
53,100		*	eBay, Inc.	1,297,764
226,900			EMC Corporation	5,481,904
127,000			Hewlett-Packard Company	3,252,470
155,200			Intel Corporation	4,677,728
40,300			International Business Machines Corporation	5,842,291
147,400			Juniper Networks, Inc.	3,789,654
166,900			Mentor Graphics Corporation	4,110,747
79,600			Methode Electronics, Inc.	2,539,240
166,100			Microsoft Corporation	7,351,586
37,400		*	NXP Semiconductors NV	3,256,418
93,100			Oracle Corporation	3,362,772
46,200		*	PTC, Inc.	1,466,388
57,700		*	Qorvo, Inc.	2,599,385
66,688			QUALCOMM, Inc.	3,583,146
121,760			Symantec Corporation	2,370,667
42,000		*	Synaptics, Inc.	3,463,320
40,100			TE Connectivity, Ltd.	2,401,589
20,000		*	Yahoo!, Inc.	578,200
				84,043,643
			Materials-3.3%
53,200			Cytec Industries, Inc.	3,928,820
55,800			International Paper Company	2,108,682
10,700			Praxair, Inc.	1,089,902
36,050			RPM International, Inc.	1,510,135
66,400		*	Trinseo SA	1,676,600
79,354			WestRock Company	4,081,970
				14,396,109
			Telecommunication Services-2.1%
133,500			AT&T, Inc.	4,349,430
113,000			Verizon Communications, Inc.	4,916,630
				9,266,060
			Utilities-1.8%
29,200			AGL Resources, Inc.	1,782,368
120,200		*	Dynegy, Inc.	2,484,534
113,000			Exelon Corporation	3,356,100
21,900			NiSource, Inc.	406,245
				8,029,247
Total Value of Common Stocks (cost $290,672,358)				433,623,691
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-.7%
			Federal Home Loan Bank:
$2,000	M		0.035%, 10/27/2015	1,999,972
1,000	M		0.06%, 11/9/2015	999,940
Total Value of Short-Term U.S. Government Agency Obligations (cost $2,999,884)				2,999,912
Total Value of Investments (cost $293,672,242)			99.7%	436,623,603
Other Assets, Less Liabilities			.3	1,407,797
Net Assets			100.0%	$ 438,031,400

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

At September 30, 2015, the cost of investments for federal income tax purposes was $295,142,834. Accumulated net unrealized appreciation on investments was $141,480,769, consisting of $158,555,109 gross unrealized appreciation and $17,074,340 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$433,623,691	$-	$-	$433,623,691
Short-Term U.S. Government
Agency Obligations	-	2,999,912	-	2,999,912
Total Investments in Securities*	$433,623,691	$2,999,912	$-	$436,623,603

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2015. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
INTERNATIONAL FUND
September 30, 2015

Shares		Security		Value
		COMMON STOCKS-97.5%
		United Kingdom-22.6%
150,329		British American Tobacco, PLC		$ 8,294,486
74,317		Diageo, PLC		1,996,662
131,659		Domino's Pizza Group, PLC		1,771,530
59,071		Imperial Tobacco Group, PLC		3,053,891
1,316,248		Lloyds Banking Group, PLC		1,498,492
81,342	*	Persimmon, PLC		2,475,746
61,517		Reckitt Benckiser Group, PLC		5,578,701
75,791		SABMiller, PLC		4,291,866
				28,961,374
		Switzerland-13.7%
411		Chocoladefabriken Lindt & Sprungli AG		2,409,749
10,579	*	DKSH Holding, Ltd.		671,159
85,089		Nestle SA - Registered		6,399,177
21,456		Roche Holding AG - Genusscheine		5,695,958
126,948		UBS Group AG		2,347,031
				17,523,074
		India-11.9%
340,735		HDFC Bank, Ltd.		5,566,274
2,248		HDFC Bank, Ltd. (ADR)		137,330
351,038		Housing Development Finance Corporation, Ltd.		6,503,862
605,090		ITC, Ltd.		3,034,081
				15,241,547
		United States-11.3%
3,773		Accenture, PLC - Class "A"		370,735
4,164	*	Google, Inc. - Class "C"		2,533,461
86,142	*	PayPal Holdings, Inc.		2,673,848
76,383		Philip Morris International, Inc.		6,059,463
2,303	*	Priceline Group, Inc.		2,848,489
				14,485,996
		France-7.6%
14,605		Air Liquide SA		1,731,464
91,430		Bureau Veritas SA		1,930,124
20,166		Essilor International SA		2,463,661
4,622		Hermes International		1,682,477
11,069		L'Oreal SA		1,923,958
				9,731,684
		Germany-5.0%
22,676		Bayer AG		2,909,310
16,100		Fresenius Medical Care AG & Company		1,258,302
33,585		SAP AG		2,175,772
				6,343,384
		Australia-4.3%
44,737		CSL, Ltd.		2,815,452
50,514		Ramsay Health Care, Ltd.		2,083,404
43,748		Sonic Healthcare, Ltd.		562,703
				5,461,559
		Canada-4.1%
52,285		Alimentation Couche-Tard - Class "B"		2,408,754
77,842		Enbridge, Inc.		2,891,441
				5,300,195
		Denmark-3.8%
12,039		Coloplast A/S - Series "B"		853,553
74,096		Novo Nordisk A/S - Series "B"		3,998,559
				4,852,112
		Netherlands-3.4%
109,910		Unilever NV-CVA		4,405,765
		Spain-2.6%
168,900		Banco Bilbao Vizcaya Argentaria SA		1,428,198
45,168		Grifols SA		1,867,524
				3,295,722
		Hong Kong-2.1%
150,982		Cheung Kong Infrastructure Holdings, Ltd.		1,353,215
242,549		Link REIT (REIT)		1,335,337
				2,688,552
		Japan-2.0%
13,900		Daito Trust Construction Company, Ltd.		1,412,307
67,200		Unicharm Corporation		1,190,239
				2,602,546
		South Africa-1.4%
14,412		Naspers, Ltd.		1,806,215
		Ireland-1.2%
13,995		Paddy Power, PLC		1,619,289
		South Korea-.5%
1,901		Amorepacific Corporation		619,476
Total Value of Common Stocks (cost $93,360,800)			97.5%	124,938,490
Other Assets, Less Liabilities			2.5	3,165,411
Net Assets			100.0%	$ 128,103,901

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	REIT	Real Estate Investment Trust

At September 30, 2015, the cost of investments for federal income tax purposes was $93,785,296. Accumulated net unrealized appreciation on investments was $31,153,194 consisting of $34,077,084 gross unrealized appreciation and $2,923,890 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks
United Kingdom	$-	$28,961,374	$-	$28,961,374
Switzerland	-	17,523,074	-	17,523,074
India	137,330	15,104,217	-	15,241,547
United States	14,485,996	-	-	14,485,996
France	-	9,731,684	-	9,731,684
Germany	-	6,343,384	-	6,343,384
Australia	-	5,461,559	-	5,461,559
Canada	5,300,195	-	-	5,300,195
Denmark	-	4,852,112	-	4,852,112
Netherlands	-	4,405,765	-	4,405,765
Spain	-	3,295,722	-	3,295,722
Hong Kong	-	2,688,552	-	2,688,552
Japan	-	2,602,546	-	2,602,546
South Africa	-	1,806,215	-	1,806,215
Ireland	-	1,619,289	-	1,619,289
South Korea	-	619,476	-	619,476
Total Investments in Securities*	$19,923,521	$105,014,969	$-	$124,938,490

* Includes certain foreign securities that were fair valued due to fluctuation in U.S. securities markets exceeding a predetermined level or a foreign market being closed; therefore, $105,014,969 of investment securities were classified as Level 2 instead of Level 1.

Transfers between Level 1 and Level 2 securities as of September 30, 2015 resulted from securities priced previously with an official close price (Level 1 securities) or securities fair valued by the Valuation Committee (Level 2 securities). Transfers from Level 2 to Level
1 as of September 30, 2015 were $88,471,116. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
INVESTMENT GRADE FUND
September 30, 2015

Principal
Amount		Security			Value
		CORPORATE BONDS-93.3%
		Agriculture-.7%
$400	M	Cargill, Inc., 6%, 11/27/2017	(a)		$ 436,511
		Automotive-.9%
500	M	Johnson Controls, Inc., 5%, 3/30/2020			548,845
		Chemicals-2.9%
500	M	Agrium, Inc., 3.375%, 3/15/2025			474,313
250	M	CF Industries, Inc., 3.45%, 6/1/2023			238,341
500	M	Dow Chemical Co., 4.25%, 11/15/2020			537,254
500	M	LyondellBasell Industries NV, 6%, 11/15/2021			565,753
					1,815,661
		Consumer Durables-1.3%
		Newell Rubbermaid, Inc.:
500	M	2.875%, 12/1/2019			504,885
265	M	4.7%, 8/15/2020			292,119
					797,004
		Energy-8.2%
575	M	Canadian Oil Sands, Ltd., 7.75%, 5/15/2019	(a)		601,406
500	M	Continental Resources, Inc., 5%, 9/15/2022			438,125
400	M	DCP Midstream Operating, LP, 2.5%, 12/1/2017			367,397
500	M	Enbridge Energy Partners, LP, 4.2%, 9/15/2021			506,153
500	M	Kinder Morgan Energy Partners, LP, 3.45%, 2/15/2023			444,300
200	M	Marathon Oil Corp., 3.85%, 6/1/2025			177,406
500	M	Nabors Industries, Inc., 6.15%, 2/15/2018			526,891
200	M	ONEOK Partners, LP, 3.375%, 10/1/2022			180,168
400	M	Spectra Energy Capital, LLC, 6.2%, 4/15/2018			433,518
400	M	Suncor Energy, Inc., 6.1%, 6/1/2018			441,970
466	M	Valero Energy Corp., 9.375%, 3/15/2019			568,749
400	M	Weatherford International, LLC, 6.35%, 6/15/2017			409,482
					5,095,565
		Financial Services-15.9%
400	M	American Express Co., 7%, 3/19/2018			449,656
		American International Group, Inc.:
400	M	3.75%, 7/10/2025			407,022
200	M	4.7%, 7/10/2035			206,813
500	M	Ameriprise Financial, Inc., 5.3%, 3/15/2020			564,473
500	M	Assured Guaranty U.S. Holding, Inc., 5%, 7/1/2024			520,926
400	M	Berkshire Hathaway, Inc., 3.4%, 1/31/2022			419,629
200	M	BlackRock, Inc., 5%, 12/10/2019			224,188
400	M	CoBank ACB, 7.875%, 4/16/2018	(a)		457,425
300	M	Compass Bank, 6.4%, 10/1/2017			324,238
		ERAC USA Finance, LLC:
500	M	4.5%, 8/16/2021	(a)		540,818
270	M	3.3%, 10/15/2022	(a)		270,065
500	M	7%, 10/15/2037	(a)		623,682
600	M	Ford Motor Credit Co., LLC, 8.125%, 1/15/2020			719,733
		General Electric Capital Corp.:
700	M	4.65%, 10/17/2021			787,980
450	M	6.75%, 3/15/2032			610,375
300	M	Harley-Davidson Financial Services, Inc., 2.4%, 9/15/2019	(a)		303,127
200	M	Harley-Davidson Funding Corp., 6.8%, 6/15/2018	(a)		226,248
400	M	Liberty Mutual Group, Inc., 4.95%, 5/1/2022	(a)		433,085
300	M	National City Corp., 6.875%, 5/15/2019			346,120
600	M	Protective Life Corp., 7.375%, 10/15/2019			708,292
300	M	Prudential Financial, Inc., 7.375%, 6/15/2019			353,525
400	M	State Street Corp., 3.55%, 8/18/2025			408,603
					9,906,023
		Financials-22.6%
		Bank of America Corp.:
350	M	5.65%, 5/1/2018			382,118
625	M	5%, 5/13/2021			689,524
475	M	5.875%, 2/7/2042			557,424
		Barclays Bank, PLC:
400	M	5.125%, 1/8/2020			447,577
600	M	3.75%, 5/15/2024			607,217
300	M	Capital One Financial Corp., 3.75%, 4/24/2024			298,471
		Citigroup, Inc.:
1,250	M	6.125%, 11/21/2017			1,363,245
200	M	8.5%, 5/22/2019			241,665
200	M	4.5%, 1/14/2022			216,614
400	M	Deutsche Bank AG, 3.7%, 5/30/2024			397,834
		Goldman Sachs Group, Inc.:
200	M	5.375%, 3/15/2020			223,230
600	M	5.75%, 1/24/2022			689,168
300	M	3.625%, 1/22/2023			304,201
700	M	6.125%, 2/15/2033			838,593
		JPMorgan Chase & Co.:
900	M	6%, 1/15/2018			983,726
500	M	4.5%, 1/24/2022			539,931
		Morgan Stanley:
500	M	5.95%, 12/28/2017			545,052
600	M	6.625%, 4/1/2018			668,353
850	M	5.5%, 7/28/2021			961,327
200	M	Standard Chartered, PLC, 3.2%, 4/17/2025	(a)		186,922
600	M	SunTrust Banks, Inc., 6%, 9/11/2017			648,979
500	M	U.S. Bancorp, 3.6%, 9/11/2024			508,624
400	M	UBS AG, 4.875%, 8/4/2020			444,267
		Wells Fargo & Co.:
300	M	4.6%, 4/1/2021			329,462
900	M	3.45%, 2/13/2023			896,650
100	M	3.9%, 5/1/2045			92,132
					14,062,306
		Food/Beverage/Tobacco-4.9%
550	M	Bunge Ltd. Finance Corp., 8.5%, 6/15/2019			658,170
700	M	Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/2018			786,408
440	M	Ingredion, Inc., 4.625%, 11/1/2020			471,359
250	M	PepsiCo, Inc., 5%, 6/1/2018			273,760
400	M	Philip Morris International, Inc., 5.65%, 5/16/2018			441,939
400	M	SABMiller Holdings, Inc., 3.75%, 1/15/2022	(a)		410,511
					3,042,147
		Food/Drug-.7%
400	M	CVS Health Corp., 3.875%, 7/20/2025			413,144
		Forest Products/Container-.9%
500	M	Rock-Tenn Co., 4.9%, 3/1/2022			543,298
		Health Care-3.6%
300	M	Biogen, Inc., 6.875%, 3/1/2018			336,265
		Express Scripts Holding Co.:
450	M	4.75%, 11/15/2021			486,508
200	M	3.5%, 6/15/2024			197,185
400	M	Gilead Sciences, Inc., 3.65%, 3/1/2026			402,370
400	M	Laboratory Corp. of America Holdings, 3.75%, 8/23/2022			406,721
400	M	Mylan, Inc., 3.125%, 1/15/2023	(a)		385,008
					2,214,057
		Information Technology-.8%
200	M	Apple, Inc., 2.5%, 2/9/2025			190,209
80	M	Hewlett Packard Enterprise Co., 2.85%, 10/5/2018	(a)	(b)	79,898
200	M	Pitney Bowes, Inc., 5.75%, 9/15/2017			215,284
					485,391
		Manufacturing-3.0%
750	M	CRH America, Inc., 8.125%, 7/15/2018			872,830
400	M	Ingersoll-Rand Global Holdings Co., Ltd., 6.875%, 8/15/2018			451,120
500	M	Tyco Electronics Group SA, 6.55%, 10/1/2017			548,162
					1,872,112
		Media-Broadcasting-3.2%
200	M	ABC, Inc., 8.75%, 8/15/2021			262,708
400	M	British Sky Broadcasting Group, PLC, 9.5%, 11/15/2018	(a)		482,672
350	M	CBS Corp., 3.375%, 3/1/2022			348,304
500	M	Comcast Corp., 4.25%, 1/15/2033			497,835
400	M	DirecTV Holdings, LLC, 3.8%, 3/15/2022			403,178
					1,994,697
		Media-Diversified-1.7%
620	M	McGraw-Hill Financial, Inc., 5.9%, 11/15/2017			666,439
400	M	Time Warner, Inc., 3.6%, 7/15/2025			392,480
					1,058,919
		Metals/Mining-4.5%
500	M	Alcoa, Inc., 6.15%, 8/15/2020			516,875
400	M	ArcelorMittal, 6.125%, 6/1/2018			393,000
400	M	Glencore Finance Canada, Ltd., 4.95%, 11/15/2021	(a)		332,168
500	M	Newmont Mining Corp., 5.125%, 10/1/2019			528,845
500	M	Rio Tinto Finance USA, Ltd., 3.75%, 9/20/2021			513,063
500	M	Vale Overseas, Ltd., 5.625%, 9/15/2019			503,210
					2,787,161
		Real Estate Investment Trusts-5.8%
400	M	Boston Properties, LP, 5.875%, 10/15/2019			453,894
		Digital Realty Trust, LP:
300	M	5.25%, 3/15/2021			327,004
250	M	3.95%, 7/1/2022			250,089
300	M	ERP Operating, LP, 3.375%, 6/1/2025			296,471
400	M	HCP, Inc., 5.375%, 2/1/2021			443,536
		ProLogis, LP:
300	M	4.5%, 8/15/2017			314,917
200	M	3.35%, 2/1/2021			202,967
500	M	Simon Property Group, LP, 3.375%, 10/1/2024			503,669
400	M	Ventas Realty, LP, 4.75%, 6/1/2021			432,070
400	M	Welltower, Inc., 4%, 6/1/2025			400,676
					3,625,293
		Retail-General Merchandise-1.2%
400	M	Amazon.com, Inc., 4.8%, 12/5/2034			412,295
100	M	GAP, Inc., 5.95%, 4/12/2021			108,375
200	M	Home Depot, Inc., 5.875%, 12/16/2036			246,294
					766,964
		Telecommunications-.7%
400	M	Verizon Communications, Inc., 5.15%, 9/15/2023			442,603
		Transportation-2.6%
400	M	Burlington North Santa Fe, LLC, 5.15%, 9/1/2043			429,087
400	M	Con-way, Inc., 7.25%, 1/15/2018			414,261
440	M	GATX Corp., 4.75%, 6/15/2022			470,940
300	M	Penske Truck Leasing Co., LP, 4.875%, 7/11/2022	(a)		319,255
					1,633,543
		Utilities-7.2%
200	M	Dominion Resources, Inc., 3.9%, 10/1/2025			202,658
300	M	Duke Energy Progress, Inc., 4.15%, 12/1/2044			302,589
300	M	E.ON International Finance BV, 5.8%, 4/30/2018	(a)		327,720
300	M	Entergy Arkansas, Inc., 4.95%, 12/15/2044			302,650
400	M	Exelon Generation Co., LLC, 5.2%, 10/1/2019			437,558
		Great River Energy Co.:
44	M	5.829%, 7/1/2017	(a)		45,201
278	M	4.478%, 7/1/2030	(a)		299,580
450	M	Ohio Power Co., 5.375%, 10/1/2021			514,045
450	M	Oklahoma Gas & Electric Co., 4%, 12/15/2044			433,661
279	M	San Diego Gas & Electric Co., 1.914%, 2/1/2022			277,372
604	M	Sempra Energy, 9.8%, 2/15/2019			748,038
500	M	South Carolina Electric & Gas Co., 5.45%, 2/1/2041			566,896
					4,457,968
Total Value of Corporate Bonds (cost $58,114,106)					57,999,212
		U.S. GOVERNMENT OBLIGATIONS-1.9%
		U.S. Treasury Bonds:
525	M	2.5%, 2/15/2045			483,441
400	M	3%, 11/15/2044			408,573
300	M	3%, 5/15/2045			307,086
Total Value of U.S. Government Obligations (cost $1,269,159)					1,199,100
Total Value of Investments (cost $59,383,265)		95.2%			59,198,312
Other Assets, Less Liabilities		4.8			3,012,635
Net Assets		100.0%			$ 62,210,947

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At September 30, 2015, the Fund held nineteen 144A securities with an aggregate value of
$6,761,302 representing 10.9% of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

At September 30, 2015, the cost of investments for federal income tax purposes was $59,383,953. Accumulated net unrealized depreciation on investments was $185,641, consisting of $977,016 gross unrealized appreciation and $1,162,657 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2015:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$57,999,212	$-	$57,999,212
U.S. Government Obligations	-	1,199,100	-	1,199,100
Total Investments in Securities*	$-	$59,198,312	$-	$59,198,312

*The Portfolio of Investments provides information on the industry categorization for corporate bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2015. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
LIMITED DURATION HIGH QUALITY BOND FUND
September 30, 2015

Principal
Amount		Security	Value
		CORPORATE BONDS-55.0%
		Automotive-2.3%
$100	M	Toyota Motor Credit Corp., 2.125%, 7/18/2019	$ 100,383
		Energy-2.6%
100	M	Suncor Energy, Inc., 6.1%, 6/1/2018	110,492
		Financial Services-10.5%
100	M	American Express Co., 7%, 3/19/2018	112,414
100	M	BlackRock, Inc., 5%, 12/10/2019	112,094
100	M	Harley-Davidson Funding Corp., 6.8%, 6/15/2018 (a)	113,124
100	M	Prudential Financial, Inc., 7.375%, 6/15/2019	117,842
			455,474
		Financials-14.9%
100	M	Bank of America Corp., 5.65%, 5/1/2018	109,177
100	M	Barclays Bank, PLC, 6.75%, 5/22/2019	116,550
100	M	Citigroup, Inc., 6.125%, 11/21/2017	109,060
100	M	Goldman Sachs Group, Inc., 6.15%, 4/1/2018	110,173
100	M	Royal Bank of Canada, 1%, 4/27/2017	99,887
100	M	U.S. Bank NA, 2.125%, 10/28/2019	100,799
			645,646
		Food/Beverage/Tobacco-5.0%
100	M	Diageo Capital, PLC, 5.75%, 10/23/2017	108,685
100	M	PepsiCo, Inc., 5%, 6/1/2018	109,504
			218,189
		Industrials-2.3%
100	M	PACCAR Financial Corp., 1.45%, 3/9/2018	100,162
		Information Technology-2.3%
100	M	Apple, Inc., 2.1%, 5/6/2019	101,600
		Manufacturing-2.5%
100	M	Tyco Electronics Group SA, 6.55%, 10/1/2017	109,632
		Real Estate Investment Trusts-5.1%
100	M	Boston Properties, LP, 5.875%, 10/15/2019	113,474
100	M	ProLogis, LP, 4.5%, 8/15/2017	104,972
			218,446
		Telecommunications-4.7%
100	M	AT&T, Inc., 2.45%, 6/30/2020	98,568
100	M	Verizon Communications, Inc., 3.65%, 9/14/2018	105,483
			204,051
		Utilities-2.8%
100	M	Arizona Public Service Co., 8.75%, 3/1/2019	121,582
Total Value of Corporate Bonds (cost $2,414,584)			2,385,657
		RESIDENTIAL MORTGAGE-BACKED SECURITIES-15.2%
		Fannie Mae-12.9%
259	M	3%, 11/1/2021 - 6/1/2030 (b)	271,282
233	M	3.5%, 10/1/2025 - 10/1/2026 (b)	246,787
37	M	4%, 9/1/2024	39,525
			557,594
		Freddie Mac-2.3%
22	M	3%, 8/1/2027	22,608
73	M	3.5%, 8/1/2026	76,942
			99,550
Total Value of Residential Mortgage-Backed Securities (cost $656,138)			657,144
		ASSET BACKED SECURITIES-15.1%
		Fixed Autos-12.3%
		Ford Credit Auto Owners Trust:
39	M	0.79%, 5/15/2018	39,127
42	M	1%, 9/15/2017	41,632
20	M	Ford Credit Floorplan Master Owners Trust, 1.42%, 1/15/2020	20,127
15	M	Harley-Davidson Motorcycle Trust, 1.3%, 3/16/2020	15,016
		Honda Auto Receivables Owner Trust:
40	M	1.31%, 10/15/2020	40,149
45	M	1.46%, 10/15/2020	45,191
50	M	Hyundai Auto Receivables Trust, 1.48%, 6/15/2021	49,984
20	M	Mercedes-Benz Auto Receivables Trust, 1.34%, 12/16/2019	20,093
43	M	Nissan Auto Receivables Owner Trust, 1%, 7/16/2018	43,436
75	M	Nissan Master Owner Trust, 1.44%, 2/15/2020	75,063
25	M	Toyota Auto Receivables Owner Trust, 1.52%, 6/15/2020	25,096
120	M	Volkswagen Auto Lease Trust, 1.25%, 12/20/2017	119,642
			534,556
		Fixed Financials-2.8%
50	M	American Express Credit Account Master Trust, 1.26%, 1/15/2020	50,208
40	M	Chase Issuance Trust, 1.3%, 2/18/2020	40,115
30	M	Discover Card Execution Note Trust, 1.04%, 4/15/2019	30,069
			120,392
Total Value of Asset Backed Securities (cost $654,705)			654,948
		U.S. GOVERNMENT OBLIGATIONS-6.7%
		U.S. Treasury Notes:
40	M	0.5%, 6/15/2016	40,076
10	M	0.625%, 6/30/2017	10,007
20	M	0.875%, 5/15/2017	20,104
60	M	0.875%, 7/15/2017	60,290
35	M	0.875%, 1/15/2018	35,100
85	M	1.375%, 4/30/2020	85,238
40	M	1.375%, 8/31/2020	40,053
Total Value of U.S. Government Obligations (cost $289,382)			290,868
		U.S. GOVERNMENT AGENCY OBLIGATIONS-4.1%
		Fannie Mae:
50	M	1.125%, 7/20/2018	50,260
10	M	1.5%, 6/22/2020	10,007
20	M	Federal Home Loan Bank, 0.875%, 5/24/2017	20,095
95	M	Freddie Mac, 1.75%, 5/30/2019	96,981
Total Value of U.S. Government Agency Obligations (cost $175,374)			177,343
Total Value of Investments (cost $4,190,183)		96.1%	4,165,960
Other Assets, Less Liabilities		3.9	170,260
Net Assets		100.0%	$ 4,336,220

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At September 30, 2015, the
Fund held one 144A security with a value of $113,124 representing 2.6%
of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

At September 30, 2015, the cost of investments for federal income tax purposes was $4,190,183. Accumulated net unrealized depreciation on investments was $24,223, consisting of $6,384 gross unrealized appreciation and $30,607 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2015:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$2,385,657	$-	$2,385,657
Residential
Mortgage-Backed Securities	-	657,144	-	657,144
Asset Backed Securities
Fixed Autos	-	534,556	-	534,556
Fixed Financials	-	120,392	-	120,392
U.S. Government Obligations	-	290,868	-	290,868
U.S. Government Agency
Obligations	-	177,343	-	177,343
Total Investments in Securities*	$-	$4,165,960	$-	$4,165,960

*The Portfolio of Investments provides information on the industry categorization for corporate bonds, asset backed securities, exchange traded funds and supranationals.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2015. Transfers, if any, between
Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
OPPORTUNITY FUND
September 30, 2015

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-91.9%
			Consumer Discretionary-20.4%
24,900			American Eagle Outfitters, Inc.	$ 389,187
7,200		*	Belmond, Ltd. - Class "A"	72,792
100		*	Bojangles', Inc.	1,690
6,600			BorgWarner, Inc.	274,494
300			CST Brands, Inc.	10,098
9,700			Delphi Automotive, PLC	737,588
12,400			Finish Line, Inc. - Class "A"	239,320
5,300			Foot Locker, Inc.	381,441
1,600			GNC Holdings, Inc. - Class "A"	64,672
9,500			Hanesbrands, Inc.	274,930
3,100			Harman International Industries, Inc.	297,569
2,200		*	Helen of Troy, Ltd.	196,460
10,500		*	Jarden Corporation	513,240
3,700			L Brands, Inc.	333,481
4,900			Lear Corporation	533,022
9,500			Newell Rubbermaid, Inc.	377,245
2,000			Nordstrom, Inc.	143,420
7,700			Penske Automotive Group, Inc.	372,988
1,000			Ralph Lauren Corporation	118,160
18,600			Ruth's Hospitality Group, Inc.	302,064
10,800		*	ServiceMaster Global Holdings, Inc.	362,340
13,500			Stein Mart, Inc.	130,680
17,400		*	TRI Pointe Group, Inc.	227,766
8,900			Tupperware Brands Corporation	440,461
1,600			Whirlpool Corporation	235,616
17,600		*	William Lyon Homes - Class "A"	362,560
1,000			Wyndham Worldwide Corporation	71,900
				7,465,184
			Consumer Staples-5.9%
5,400			Cal-Maine Foods, Inc.	294,894
10,400			Coty, Inc. - Class "A"	281,424
11,100			Delhaize Group (ADR)	245,643
800			McCormick & Company, Inc.	65,744
10,675			Nu Skin Enterprises, Inc. - Class "A"	440,664
9,000			Pinnacle Foods, Inc.	376,920
3,900			Tootsie Roll Industries, Inc.	122,031
8,200			Tyson Foods, Inc. - Class "A"	353,420
				2,180,740
			Energy-2.5%
2,900			Columbia Pipeline Group, Inc.	53,041
1,150		*	Dril-Quip, Inc.	66,953
3,300			EOG Resources, Inc.	240,240
3,700			EQT Corporation	239,649
3,500			Hess Corporation	175,210
3,300			National Oilwell Varco, Inc.	124,245
				899,338
			Financials-14.4%
2,600			Ameriprise Financial, Inc.	283,738
9,100			Berkshire Hills Bancorp, Inc.	250,614
12,800			Brixmor Property Group, Inc. (REIT)	300,544
7,500			Citizens Financial Group, Inc.	178,950
8,700			Discover Financial Services	452,313
6,200			Douglas Emmett, Inc. (REIT)	178,064
1,800			Federal Realty Investment Trust (REIT)	245,610
14,900			Financial Select Sector SPDR Fund (ETF)	337,634
4,700			First Republic Bank	295,019
4,100			iShares Core S&P Mid-Cap ETF (ETF)	560,101
4,800			iShares Russell 2000 ETF (ETF)	524,160
4,900			Nasdaq, Inc.	261,317
8,200			National General Holdings Corporation	158,178
6,200		*	Realogy Holdings Corporation	233,306
9,300			SPDR S&P Regional Banking (ETF)	382,974
8,700			Sterling Bancorp	129,369
18,300			Sunstone Hotel Investors, Inc. (REIT)	242,109
7,200			Waddell & Reed Financial, Inc. - Class "A"	250,344
				5,264,344
			Health Care-16.8%
1,500		*	Alere, Inc.	72,225
3,900		*	Allergan, PLC	1,060,059
3,300		*	Centene Corporation	178,959
3,100			DENTSPLY International, Inc.	156,767
5,800			Gilead Sciences, Inc.	569,502
8,100			Hill-Rom Holdings, Inc.	421,119
7,000		*	Lannett Company, Inc.	290,640
3,300			McKesson Corporation	610,599
3,900			Perrigo Company, PLC	613,353
11,800			Phibro Animal Health Corporation - Class "A"	373,234
15,500		*	Prestige Brands Holdings, Inc.	699,980
5,250			Thermo Fisher Scientific, Inc.	641,970
18,500		*	VWR Corporation	475,265
				6,163,672
			Industrials-10.0%
6,600			A.O. Smith Corporation	430,254
9,200			Altra Industrial Motion Corporation	212,704
2,000			G&K Services, Inc. - Class "A"	133,240
5,500		*	Generac Holdings, Inc.	165,495
9,200			ITT Corporation	307,556
3,500			J.B. Hunt Transport Services, Inc.	249,900
3,500			Nielsen Holdings, PLC	155,645
2,600		*	Nortek, Inc.	164,606
6,750			Regal Beloit Corporation	381,037
1,600			Roper Industries, Inc.	250,720
5,700			Ryder System, Inc.	422,028
3,100			Snap-On, Inc.	467,914
1,600		*	TAL International Group, Inc.	21,872
7,600			Textron, Inc.	286,064
				3,649,035
			Information Technology-12.4%
12,100		*	ARRIS Group, Inc.	314,237
4,300			Avago Technologies, Ltd.	537,543
3,700		*	Fiserv, Inc.	320,457
14,900			Juniper Networks, Inc.	383,079
4,100			Lam Research Corporation	267,853
16,500			Mentor Graphics Corporation	406,395
10,400			Methode Electronics, Inc.	331,760
10,600		*	PTC, Inc.	336,444
6,500		*	Qorvo, Inc.	292,825
11,400			Symantec Corporation	221,958
5,100		*	Synaptics, Inc.	420,546
4,100			TE Connectivity, Ltd.	245,549
11,400			Technology Select Sector SPDR Fund (ETF)	450,300
				4,528,946
			Materials-4.9%
5,300			Cytec Industries, Inc.	391,405
4,500			International Paper Company	170,055
1,600			Praxair, Inc.	162,976
2,300			Sigma-Aldrich Corporation	319,516
11,900		*	Trinseo SA	300,475
9,100			WestRock Company	468,104
				1,812,531
			Utilities-4.6%
6,400			AGL Resources, Inc.	390,656
14,500		*	Dynegy, Inc.	299,715
2,900			NiSource, Inc.	53,795
5,950			Portland General Electric Company	219,972
5,550			SCANA Corporation	312,243
8,200			WEC Energy Group, Inc.	428,204
				1,704,585
Total Value of Common Stocks (cost $32,832,721)				33,668,375
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-2.7%
$1,000	M		Federal Home Loan Bank, 0.06%, 11/9/2015 (cost $999,935)	999,940
Total Value of Investments (cost $33,832,656)			94.6%	34,668,315
Other Assets, Less Liabilities			5.4	1,971,191
Net Assets			100.0%	$ 36,639,506

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

At September 30, 2015, the cost of investments for federal income tax purposes was $33,874,126. Accumulated net unrealized appreciation on investments was $794,189, consisting of $3,377,758 gross unrealized appreciation and $2,583,569 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$33,668,375	$-	$-	$33,668,375
Short-Term U.S. Government
Agency Obligations	-	999,940		999,940
Total Investments in Securities*	$33,668,375	$999,940	$-	$34,668,315

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2015. Transfers, if any, between
Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
REAL ESTATE FUND FUND
September 30, 2015

Shares		Security		Value
		COMMON STOCKS-98.9%
		Apartments REITs-14.6%
580		American Campus Communities, Inc.		$ 21,019
789		Apartment Investment & Management Company - Class "A"		29,209
1,256		AvalonBay Communities, Inc.		219,574
417		Camden Property Trust		30,816
90		Education Realty Trust, Inc.		2,965
3,146		Equity Residential		236,328
75		Essex Property Trust, Inc.		16,756
259		Mid-America Apartment Communities, Inc.		21,204
451		Post Properties, Inc.		26,289
891		UDR, Inc.		30,722
				634,882
		Diversified REITs-7.5%
860		CorEnergy Infrastructure Trust, Inc.		3,801
4,114		Corrections Corporation of America		121,528
180		Digital Realty Trust, Inc.		11,758
1,878		Duke Realty Corporation		35,776
283		DuPont Fabros Technology, Inc.		7,324
1,800		Retail Properties of America, Inc. - Class "A"		25,362
150		STORE Capital Corporation		3,099
1,260		Vornado Realty Trust		113,929
200		Whitestone REIT		2,306
				324,883
		Health Care REITs-14.0%
1,346		Care Capital Properties, Inc.		44,324
4,235		HCP, Inc.		157,754
150		Healthcare Realty Trust, Inc.		3,728
250		Healthcare Trust of America, Inc.		6,128
130		LTC Properties, Inc.		5,547
550		Omega Heathcare Investors, Inc.		19,332
735		Sabra Health Care REIT, Inc.		17,037
2,890		Senior Housing Properties Trust		46,818
4,116		Ventas, Inc.		230,743
1,150		Welltower, Inc.		77,878
				609,289
		Hotels REITs-4.6%
2,781		Hospitality Properties Trust		71,138
6,686		Host Hotels & Resorts, Inc.		105,706
350		LaSalle Hotel Properties		9,937
1,070		Sunstone Hotel Investors, Inc.		14,156
				200,937
		Manufactured Homes REITs-3.2%
2,037		Equity LifeStyle Properties, Inc.		119,307
310		Sun Communities, Inc.		21,006
				140,313
		Mortgage REITs-2.3%
5,360		American Capital Agency Corporation		100,232
		Office Property REITs-10.4%
797		Alexandria Real Estate Equities, Inc.		67,482
1,600		BioMed Realty Trust, Inc.		31,968
1,247		Boston Properties, Inc.		147,645
400		Brandywine Realty Trust		4,928
1,460		Corporate Office Properties Trust		30,704
520		Douglas Emmett, Inc.		14,934
1,735	*	Equity Commonwealth		47,261
375		Franklin Street Properties Corporation		4,031
590		Mack-Cali Realty Corporation		11,139
1,860		New York REIT, Inc.		18,712
2,125		Paramount Group, Inc.		35,700
955		Piedmont Office Realty Trust, Inc. - Class "A"		17,085
171		SL Green Realty Corporation		18,495
				450,084
		Regional Malls REITs-19.7%
4,323		CBL & Associates Properties, Inc.		59,441
3,108		General Growth Properties, Inc.		80,715
563		Macerich Company		43,250
393		Pennsylvania Real Estate Investment Trust		7,793
2,320		Simon Property Group, Inc.		426,230
3,311		Tanger Factory Outlet Centers, Inc.		109,164
1,851		Taubman Centers, Inc.		127,867
				854,460
		Shopping Centers REITs-5.8%
140		Acadia Realty Trust		4,210
420		Cedar Realty Trust, Inc.		2,608
1,290		DDR Corporation		19,840
1,270		Equity One, Inc.		30,912
320		Federal Realty Investment Trust		43,664
2,925		Kimco Realty Corporation		71,458
540		Kite Realty Group Trust		12,857
230		Ramco-Gershenson Properties Trust		3,452
430		Regency Centers Corporation		26,725
390		Weingarten Realty Investors		12,913
2,085		WP Glimcher, Inc.		24,311
				252,950
		Single Tenant REITs-4.5%
394		National Retail Properties, Inc.		14,290
945		Realty Income Corporation		44,784
6,336		Select Income REIT		120,447
1,800		Spirit Realty Capital, Inc.		16,452
				195,973
		Storage REITs-10.6%
267		CubeSmart		7,265
1,058		Extra Space Storage, Inc.		81,635
2,685		Iron Mountain, Inc.		83,289
1,254		Public Storage		265,384
236		Sovran Self Storage, Inc.		22,255
				459,828
		Warehouse/Industrial REITs-1.7%
140		DCT Industrial Trust, Inc.		4,712
290		EastGroup Properties, Inc.		15,712
265		First Industrial Realty Trust, Inc.		5,552
1,260		Prologis, Inc.		49,014
				74,990
Total Value of Common Stocks (cost $4,458,467)			98.9%	4,298,821
Other Assets, Less Liabilities			1.1	48,441
Net Assets			100.0%	$ 4,347,262

*	Non-income producing

Summary of Abbreviations:
	REITs	Real Estate Investment Trusts

At September 30, 2015, the cost of investments for federal income tax purposes was $4,458,467. Accumulated net unrealized depreciation on investments was 159,646 consisting of $60,002 gross unrealized appreciation and $219,648 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$4,298,821	$-	$-	$4,298,821

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2015. Transfers, if any, between
Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
SELECT GROWTH FUND
September 30, 2015

Shares		Security		Value
		COMMON STOCKS-98.2%
		Consumer Discretionary-16.4%
27,000		Coach, Inc.		$ 781,110
65,460		Gentex Corporation		1,014,630
14,725		Home Depot, Inc.		1,700,590
10,300		NIKE, Inc. - Class "B"		1,266,591
28,040		Starbucks Corporation		1,593,794
13,100		Wyndham Worldwide Corporation		941,890
				7,298,605
		Consumer Staples-9.2%
10,200		Clorox Company		1,178,406
10,540		Kimberly-Clark Corporation		1,149,282
49,000		Kroger Company		1,767,430
				4,095,118
		Energy-4.0%
4,760		Chevron Corporation		375,469
5,080		ExxonMobil Corporation		377,698
7,820		Helmerich & Payne, Inc.		369,573
21,100		SM Energy Company		676,044
				1,798,784
		Financials-9.5%
26,100		Bank of New York Mellon Corporation		1,021,815
13,790		Discover Financial Services		716,942
4,700		IntercontinentalExchange, Inc.		1,104,453
5,900		Travelers Companies, Inc.		587,227
20,200		Voya Financial, Inc.		783,154
				4,213,591
		Health Care-18.8%
5,720	*	Allergan, PLC		1,554,753
4,900		C.R. Bard, Inc.		912,919
13,300		Gilead Sciences, Inc.		1,305,927
35,400	*	Hologic, Inc.		1,385,202
6,190		Johnson & Johnson		577,836
7,520		McKesson Corporation		1,391,426
18,200	*	Quintiles Transnational Holdings, Inc.		1,266,174
				8,394,237
		Industrials-14.6%
23,160		Alaska Air Group, Inc.		1,840,062
9,640		Boeing Company		1,262,358
16,100		C. H. Robinson Worldwide, Inc.		1,091,258
13,400		Cintas Corporation		1,149,050
8,400		General Dynamics Corporation		1,158,780
				6,501,508
		Information Technology-23.6%
15,700		Amdocs, Ltd.		893,016
9,300	*	ANSYS, Inc.		819,702
21,050		Apple, Inc.		2,321,815
36,000	*	Aspen Technology, Inc.		1,364,760
39,500		Cisco Systems, Inc.		1,036,875
8,400	*	F5 Networks, Inc.		972,720
8,900		FactSet Research Systems, Inc.		1,422,309
25,910		Hewlett-Packard Company		663,555
40,700		Juniper Networks, Inc.		1,046,397
				10,541,149
		Materials-2.1%
11,000		LyondellBasell Industries NV - Class "A"		916,960
Total Value of Common Stocks (cost $35,003,158)			98.2%	43,759,952
Other Assets, Less Liabilities			1.8	817,344
Net Assets			100.0%	$ 44,577,296

*	Non-income producing

At September 30, 2015, the cost of investments for federal income tax purposes was $35,003,370. Accumulated net unrealized appreciation on investments was $8,756,582, consisting of $10,055,907 gross unrealized appreciation and $1,299,325 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$43,759,952	$-	$-	$43,759,952

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2015. Transfers, if any, between
Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
SPECIAL SITUATIONS FUND
September 30, 2015

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-91.4%
			Consumer Discretionary-18.2%
70,000		*	1-800-FLOWERS.COM, Inc. - Class "A"		$ 637,000
133,000			American Eagle Outfitters, Inc.		2,078,790
75,000		*	Belmond, Ltd. - Class "A"		758,250
83,000		*	Century Communities, Inc.		1,647,550
2,000			CST Brands, Inc.		67,320
51,500			Entravision Communications Corporation - Class "A"		341,960
59,000			Finish Line, Inc. - Class "A"		1,138,700
94,000		*	Fox Factory Holding Corporation		1,584,840
72,000			Hanesbrands, Inc.		2,083,680
15,500			Harman International Industries, Inc.		1,487,845
65,000		*	Jarden Corporation		3,177,200
48,000		*	Live Nation Entertainment, Inc.		1,153,920
25,500			Oxford Industries, Inc.		1,883,940
40,000			Penske Automotive Group, Inc.		1,937,600
53,500		*	Performance Sports Group, Ltd.		717,970
102,500			Regal Entertainment Group - Class "A"		1,915,725
130,000			Ruth's Hospitality Group, Inc.		2,111,200
73,500		*	ServiceMaster Global Holdings, Inc.		2,465,925
29,500		*	Starz - Class "A"		1,101,530
90,000		*	TRI Pointe Group, Inc.		1,178,100
32,000			Tupperware Brands Corporation		1,583,680
22,500		*	Visteon Corporation		2,277,900
74,000		*	William Lyon Homes - Class "A"		1,524,400
50,500			Winnebago Industries, Inc.		967,075
					35,822,100
			Consumer Staples-2.7%
21,000			Cal-Maine Foods, Inc.		1,146,810
45,000			Coty, Inc. - Class "A"		1,217,700
46,000			Pinnacle Foods, Inc.		1,926,480
33,000			Tootsie Roll Industries, Inc.		1,032,570
					5,323,560
			Energy-1.7%
250		*	Dril-Quip, Inc.		14,555
24,500			iShares U.S. Energy ETF (ETF)		840,840
57,500			Western Refining, Inc.		2,536,900
					3,392,295
			Financials-22.1%
60,500			American Financial Group, Inc.		4,169,055
37,000			Aspen Insurance Holdings, Ltd.		1,719,390
51,400		*	Atlas Financial Holdings, Inc.		950,900
80,000			Berkshire Hills Bancorp, Inc.		2,203,200
85,000			Brixmor Property Group, Inc. (REIT)		1,995,800
45,000			Brown & Brown, Inc.		1,393,650
68,000			Douglas Emmett, Inc. (REIT)		1,952,960
13,500			Endurance Specialty Holdings, Ltd.		823,905
34,500		*	FCB Financial Holdings, Inc. - Class "A"		1,125,390
18,100			Federal Realty Investment Trust (REIT)		2,469,745
105,000			FelCor Lodging Trust, Inc. (REIT)		742,350
162,000			Financial Select Sector SPDR Fund (ETF)		3,670,920
66,000		*	Green Bancorp, Inc.		756,360
26,000			iShares Russell 2000 ETF (ETF)		2,839,200
67,500			OceanFirst Financial Corporation		1,162,350
22,000			Prosperity Bancshares, Inc.		1,080,420
27,500			Simmons First National Corporation - Class "A"		1,318,075
96,000			SPDR S&P Regional Banking (ETF)		3,953,280
173,500			Sterling Bancorp		2,579,945
165,000		*	Strategic Hotels & Resorts, Inc. (REIT)		2,275,350
102,000			Sunstone Hotel Investors, Inc. (REIT)		1,349,460
80,000			TCF Financial Corporation		1,212,800
54,000			Urstadt Biddle Properties, Inc. - Class "A" (REIT)		1,011,960
24,500			Waddell & Reed Financial, Inc. - Class "A"		851,865
					43,608,330
			Health Care-10.5%
22,000		*	ANI Pharmaceuticals, Inc.		869,220
54,500		*	Centene Corporation		2,955,535
55,000		*	DepoMed, Inc.		1,036,750
63,500		*	Exactech, Inc.		1,106,805
45,000			Hill-Rom Holdings, Inc.		2,339,550
57,400		*	Horizon Pharma, PLC		1,137,668
28,500		*	ICON, PLC		2,022,645
27,000		*	Lannett Company, Inc.		1,121,040
43,500		*	Nobilis Health Corporation		227,070
43,000			PerkinElmer, Inc.		1,976,280
64,000			Phibro Animal Health Corporation - Class "A"		2,024,320
38,500		*	Surgical Care Affiliates, Inc.		1,258,565
100,000		*	VWR Corporation		2,569,000
					20,644,448
			Industrials-13.5%
43,000			A.O. Smith Corporation		2,803,170
51,500			Altra Industrial Motion Corporation		1,190,680
15,500			G&K Services, Inc. - Class "A"		1,032,610
30,000		*	Generac Holdings, Inc.		902,700
20,000			Industrial Select Sector SPDR Fund (ETF)		997,800
65,000			ITT Corporation		2,172,950
86,000			Kforce, Inc.		2,260,080
115,600		*	NCI Building Systems, Inc.		1,221,892
7,000		*	Nortek, Inc.		443,170
29,500			Orbital ATK, Inc.		2,120,165
36,000		*	Patrick Industries, Inc.		1,421,640
38,000			Regal Beloit Corporation		2,145,100
48,500			Ryder System, Inc.		3,590,940
20,500			Snap-On, Inc.		3,094,270
15,000			Standex International Corporation		1,130,250
					26,527,417
			Information Technology-14.6%
42,500		*	Advanced Energy Industries, Inc.		1,117,750
71,500		*	ARRIS Group, Inc.		1,856,855
41,000		*	Autobytel, Inc.		687,570
30,000			Avnet, Inc.		1,280,400
61,000			CDW Corporation		2,492,460
35,500		*	CommScope Holding Company, Inc.		1,066,065
17,000			IAC/InterActiveCorp		1,109,590
11,000			iShares U.S. Technology ETF (ETF)		1,087,900
102,500			Mentor Graphics Corporation		2,524,575
71,500			Methode Electronics, Inc.		2,280,850
53,400		*	Microsemi Corporation		1,752,588
36,500			MKS Instruments, Inc.		1,223,845
62,500		*	Newport Corporation		859,375
93,000		*	Orbotech, Ltd.		1,436,850
32,000		*	OSI Systems, Inc.		2,462,720
61,000		*	PTC, Inc.		1,936,140
15,000		*	Qorvo, Inc.		675,750
19,700		*	Synaptics, Inc.		1,624,462
28,500		*	Verint Systems, Inc.		1,229,775
					28,705,520
			Materials-4.3%
40,000			AptarGroup, Inc.		2,638,400
130,000		*	Ferro Corporation		1,423,500
20,500			Olin Corporation		344,605
21,000			Sensient Technologies Corporation		1,287,300
70,900		*	Trinseo SA		1,790,225
21,000			WestRock Company		1,080,240
					8,564,270
			Utilities-3.8%
25,000			AGL Resources, Inc.		1,526,000
70,000		*	Dynegy, Inc.		1,446,900
40,500			Portland General Electric Company		1,497,285
25,000			SCANA Corporation		1,406,500
29,000			WEC Energy Group, Inc.		1,514,380
					7,391,065
Total Value of Common Stocks (cost $156,979,515)					179,979,005
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-5.1%
			Federal Home Loan Bank:
$2,500	M		0.035%, 10/27/2015		2,499,965
3,000	M		0.04%, 10/27/2015		2,999,958
4,500	M		0.05%, 11/5/2015		4,499,762
Total Value of Short-Term U.S. Government Agency Obligations (cost $9,999,632)					9,999,685
Total Value of Investments (cost $166,979,147)				96.5%	189,978,690
Other Assets, Less Liabilities				3.5	6,898,743
Net Assets				100.0%	$ 196,877,433

*	Non-income producing

Summary of Abbreviations:
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

At September 30, 2015, the cost of investments for federal income tax purposes was $167,128,047. Accumulated net unrealized appreciation on investments was $22,850,643, consisting of $34,282,419 gross unrealized appreciation and $11,431,776 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$179,979,005	$-	$-	$179,979,005
Short-Term U.S. Government
Agency Obligations	-	9,999,685		9,999,685
Total Investments in Securities*	$179,979,005	$9,999,685	$-	$189,978,690

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2015. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
TARGET MATURITY 2015 FUND
September 30, 2015

Principal				Effective
Amount		Security		Yield	+	Value
		U.S. GOVERNMENT AGENCY ZERO COUPON
		OBLIGATIONS-59.0%
$2,134	M	Agency For International Development - Israel, 11/15/2015		0.16		2,133,565
2,208	M	Fannie Mae, 11/15/2015		0.19		2,207,468
2,727	M	Resolution Funding Corporation, 10/15/2015		0.02		2,726,978
2,000	M	Tennessee Valley Authority, 11/1/2015		0.14		1,999,756
Total Value of U.S. Government Agency Zero
Coupon Obligations (cost $9,026,400)						9,067,767
		U.S. GOVERNMENT ZERO COUPON
		OBLIGATIONS-22.6%
3,485	M	U.S. Treasury Strips, 11/15/2015 (cost $3,458,440)		0.08		3,484,658
Total Value of Investments (cost $12,484,840)			81.6%			12,552,425
Other Assets, Less Liabilities			18.4			2,836,366
Net Assets			100.0%			$ 15,388,791

+	The effective yields shown for the zero coupon obligations
are the effective yields at September 30, 2015.

At September 30, 2015, the cost of investments for federal
income tax purposes was $12,489,509. Accumulated net
unrealized appreciation on investments was $62,916,
consisting entirely of unrealized appreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2015:

	Level 1	Level 2	Level 3	Total
U.S. Government Agency
Zero Coupon Obligations	$-	$9,067,767	$-	$9,067,767
U.S. Government
Zero Coupon Obligations	-	3,484,658	-	3,484,658
Total Investments in Securities	$-	$12,552,425	$-	$12,552,425

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2015. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
TOTAL RETURN FUND
September 30, 2015

Shares or
Principal
Amount			Security			Value
			COMMON STOCKS-56.5%
			Consumer Discretionary-9.8%
8,300			American Eagle Outfitters, Inc.			$ 129,729
3,000			BorgWarner, Inc.			124,770
4,700			CBS Corporation - Class "B"			187,530
3,500			Delphi Automotive, PLC			266,140
2,200			Finish Line, Inc. - Class "A"			42,460
2,000			Foot Locker, Inc.			143,940
8,000			Ford Motor Company			108,560
1,050			GNC Holdings, Inc. - Class "A"			42,441
3,000			Hanesbrands, Inc.			86,820
1,500			Harman International Industries, Inc.			143,985
2,100			Home Depot, Inc.			242,529
4,800		*	Jarden Corporation			234,624
4,250			Johnson Controls, Inc.			175,780
2,400			L Brands, Inc.			216,312
2,400			Lear Corporation			261,072
1,750			Magna International, Inc.			84,018
4,000			Newell Rubbermaid, Inc.			158,840
2,300			Penske Automotive Group, Inc.			111,412
4,800			Stein Mart, Inc.			46,464
3,500			Tupperware Brands Corporation			173,215
1,900			Walt Disney Company			194,180
600			Whirlpool Corporation			88,356
550			Wyndham Worldwide Corporation			39,545
						3,302,722
			Consumer Staples-5.6%
5,300			Altria Group, Inc.			288,320
4,200			Coca-Cola Company			168,504
3,100			CVS Health Corporation			299,088
2,300			Delhaize Group (ADR)			50,899
2,400		*	Koninklijke Ahold NV (ADR)			46,776
900			Nielsen Holdings, PLC			40,023
4,500			Nu Skin Enterprises, Inc. - Class "A"			185,760
1,900			PepsiCo, Inc.			179,170
3,500			Philip Morris International, Inc.			277,655
1,050			Procter & Gamble Company			75,537
3,050			Tyson Foods, Inc. - Class "A"			131,455
1,900			Wal-Mart Stores, Inc.			123,195
						1,866,382
			Energy-3.3%
1,400			Anadarko Petroleum Corporation			84,546
400			Chevron Corporation			31,552
850			Columbia Pipeline Group, Inc.			15,546
2,300			ConocoPhillips			110,308
2,400			Devon Energy Corporation			89,016
2,000			ExxonMobil Corporation			148,700
1,000			Hess Corporation			50,060
3,100			Marathon Oil Corporation			47,740
4,050			Marathon Petroleum Corporation			187,637
900			National Oilwell Varco, Inc.			33,885
950			Occidental Petroleum Corporation			62,843
1,350			Phillips 66			103,734
500			Schlumberger, Ltd.			34,485
3,600			Suncor Energy, Inc.			96,192
						1,096,244
			Financials-7.1%
1,500			ACE, Ltd.			155,100
2,800			American Express Company			207,564
1,800			Ameriprise Financial, Inc.			196,434
6,300			Brixmor Property Group, Inc. (REIT)			147,924
1,600			Citizens Financial Group, Inc.			38,176
3,600			Discover Financial Services			187,164
5,400			Financial Select Sector SPDR Fund (ETF)			122,364
500			iShares Core S&P Mid-Cap ETF (ETF)			68,305
1,050			iShares Russell 2000 ETF (ETF)			114,660
4,700			JPMorgan Chase & Company			286,559
600			Morgan Stanley			18,900
1,750			PNC Financial Services Group, Inc.			156,100
400			SPDR S&P 500 ETF Trust (ETF)			76,652
3,000			SPDR S&P Regional Banking (ETF)			123,540
5,700			Sunstone Hotel Investors, Inc. (REIT)			75,411
4,150			U.S. Bancorp			170,192
4,700			Urstadt Biddle Properties, Inc. - Class "A" (REIT)			88,078
2,800			Wells Fargo & Company			143,780
						2,376,903
			Health Care-10.6%
4,650			Abbott Laboratories			187,023
3,950			AbbVie, Inc.			214,919
1,100		*	Allergan, PLC			298,991
2,800			Baxalta, Inc.			88,228
2,100			Baxter International, Inc.			68,985
2,100			Cardinal Health, Inc.			161,322
1,900		*	Express Scripts Holding Company			153,824
3,700			Gilead Sciences, Inc.			363,303
2,300			Hill-Rom Holdings, Inc.			119,577
3,200			Johnson & Johnson			298,720
118		*	Mallinckrodt, PLC			7,545
900			McKesson Corporation			166,527
2,000			Medtronic, PLC			133,880
3,900			Merck & Company, Inc.			192,621
4,000		*	Mylan NV			161,040
10,350			Pfizer, Inc.			325,094
2,900			Phibro Animal Health Corporation - Class "A"			91,727
3,000			Thermo Fisher Scientific, Inc.			366,840
2,900		*	VWR Corporation			74,501
2,100			Zoetis, Inc.			86,478
						3,561,145
			Industrials-4.9%
1,650			3M Company			233,921
3,000			Altra Industrial Motion Corporation			69,360
750			Caterpillar, Inc.			49,020
2,050		*	Generac Holdings, Inc.			61,684
2,800			General Electric Company			70,616
2,400			Honeywell International, Inc.			227,256
2,700			ITT Corporation			90,261
250			Lockheed Martin Corporation			51,827
2,250			Ryder System, Inc.			166,590
1,100			Snap-On, Inc.			166,034
1,500		*	TAL International Group, Inc.			20,505
1,500			Textainer Group Holdings, Ltd.			24,735
4,250			Textron, Inc.			159,970
3,200			Tyco International, PLC			107,072
1,550			United Technologies Corporation			137,935
						1,636,786
			Information Technology-11.1%
3,450			Apple, Inc.			380,535
4,250		*	ARRIS Group, Inc.			110,372
1,900			Avago Technologies, Ltd.			237,519
10,600			Cisco Systems, Inc.			278,250
2,400		*	eBay, Inc.			58,656
10,100			EMC Corporation			244,016
5,600			Hewlett-Packard Company			143,416
6,900			Intel Corporation			207,966
1,800			International Business Machines Corporation			260,946
6,400			Juniper Networks, Inc.			164,544
7,600			Mentor Graphics Corporation			187,188
3,400			Methode Electronics, Inc.			108,460
7,400			Microsoft Corporation			327,524
1,700		*	NXP Semiconductors NV			148,019
4,000			Oracle Corporation			144,480
2,100		*	PTC, Inc.			66,654
2,600		*	Qorvo, Inc.			117,130
2,900			QUALCOMM, Inc.			155,817
5,200			Symantec Corporation			101,244
1,900		*	Synaptics, Inc.			156,674
1,800			TE Connectivity, Ltd.			107,802
800		*	Yahoo!, Inc.			23,128
						3,730,340
			Materials-1.8%
2,400			Cytec Industries, Inc.			177,240
2,500			International Paper Company			94,475
400			Praxair, Inc.			40,744
1,600			RPM International, Inc.			67,024
2,600		*	Trinseo SA			65,650
3,330			WestRock Company			171,295
						616,428
			Telecommunication Services-1.2%
6,000			AT&T, Inc.			195,480
5,000			Verizon Communications, Inc.			217,550
						413,030
			Utilities-1.1%
1,300			AGL Resources, Inc.			79,352
5,300		*	Dynegy, Inc.			109,551
5,100			Exelon Corporation			151,470
850			NiSource, Inc.			15,768
						356,141
Total Value of Common Stocks (cost $18,881,401)						18,956,121
			CORPORATE BONDS-21.3%
			Agriculture-.3%
$100	M		Cargill, Inc., 6%, 11/27/2017	(a)		109,128
			Automotive-.3%
100	M		Johnson Controls, Inc., 5%, 3/30/2020			109,769
			Chemicals-.9%
100	M		Agrium, Inc., 3.375%, 3/15/2025			94,863
100	M		CF Industries, Inc., 3.45%, 6/1/2023			95,336
100	M		Dow Chemical Co., 4.25%, 11/15/2020			107,451
						297,650
			Energy-2.2%
100	M		Canadian Oil Sands, Ltd., 7.75%, 5/15/2019	(a)		104,592
100	M		Continental Resources, Inc., 5%, 9/15/2022			87,625
100	M		DCP Midstream Operating, LP, 2.5%, 12/1/2017			91,849
100	M		Enbridge Energy Partners, LP, 4.2%, 9/15/2021			101,231
100	M		Suncor Energy, Inc., 6.1%, 6/1/2018			110,492
100	M		Valero Energy Corp., 9.375%, 3/15/2019			122,049
100	M		Weatherford International, LLC, 6.35%, 6/15/2017			102,371
						720,209
			Financial Services-3.3%
100	M		American Express Co., 7%, 3/19/2018			112,414
100	M		Ameriprise Financial, Inc., 5.3%, 3/15/2020			112,895
100	M		Assured Guaranty U.S. Holding, Inc., 5%, 7/1/2024			104,185
100	M		BlackRock, Inc., 5%, 12/10/2019			112,094
			ERAC USA Finance, LLC:
100	M		4.5%, 8/16/2021	(a)		108,164
100	M		3.3%, 10/15/2022	(a)		100,024
100	M		Ford Motor Credit Co., LLC, 8.125%, 1/15/2020			119,956
100	M		General Electric Capital Corp., 5.625%, 9/15/2017			108,953
100	M		Liberty Mutual Group, Inc., 4.95%, 5/1/2022	(a)		108,271
100	M		Prudential Financial, Inc., 7.375%, 6/15/2019			117,842
						1,104,798
			Financials-4.8%
			Bank of America Corp.:
100	M		5.65%, 5/1/2018			109,177
100	M		5%, 5/13/2021			110,324
100	M		Barclays Bank, PLC, 5.125%, 1/8/2020			111,894
100	M		Capital One Financial Corp., 3.75%, 4/24/2024			99,490
100	M		Citigroup, Inc., 6.125%, 11/21/2017			109,060
100	M		Deutsche Bank AG, 3.7%, 5/30/2024			99,458
100	M		Fifth Third Bancorp, 3.5%, 3/15/2022			102,068
200	M		Goldman Sachs Group, Inc., 3.625%, 1/22/2023			202,801
			JPMorgan Chase & Co.:
100	M		6%, 1/15/2018			109,303
100	M		4.5%, 1/24/2022			107,986
100	M		Morgan Stanley, 6.625%, 4/1/2018			111,392
100	M		SunTrust Banks, Inc., 6%, 9/11/2017			108,163
100	M		U.S. Bancorp, 3.6%, 9/11/2024			101,725
100	M		Wells Fargo & Co., 4.6%, 4/1/2021			109,821
						1,592,662
			Food/Drug-.3%
100	M		CVS Health Corp., 3.875%, 7/20/2025			103,286
			Forest Products/Container-.3%
100	M		Rock-Tenn Co., 4.9%, 3/1/2022			108,660
			Health Care-1.0%
100	M		Biogen, Inc., 6.875%, 3/1/2018			112,088
100	M		Express Scripts Holding Co., 4.75%, 11/15/2021			108,113
100	M		Laboratory Corp. of America Holdings, 3.2%, 2/1/2022			99,676
						319,877
			Higher Education-.3%
100	M		Yale University, 2.086%, 4/15/2019			101,680
			Information Technology-.3%
100	M		Apple, Inc., 2.5%, 2/9/2025			95,104
			Manufacturing-.3%
100	M		Tyco Electronics Group SA, 6.55%, 10/1/2017			109,632
			Media-Broadcasting-.9%
100	M		CBS Corp., 3.375%, 3/1/2022			99,515
100	M		Comcast Corp., 5.15%, 3/1/2020			112,962
100	M		DirecTV Holdings, LLC, 3.8%, 3/15/2022			100,795
						313,272
			Metals/Mining-.3%
100	M		Newmont Mining Corp., 5.125%, 10/1/2019			105,769
			Real Estate Investment Trusts-1.9%
100	M		Boston Properties, LP, 5.875%, 10/15/2019			113,473
100	M		Digital Realty Trust, LP, 5.25%, 3/15/2021			109,001
100	M		HCP, Inc., 5.375%, 2/1/2021			110,884
100	M		ProLogis, LP, 3.35%, 2/1/2021			101,484
100	M		Simon Property Group, LP, 3.375%, 10/1/2024			100,734
100	M		Ventas Realty, LP, 4.75%, 6/1/2021			108,018
						643,594
			Retail-General Merchandise-1.0%
100	M		Amazon.com, Inc., 4.8%, 12/5/2034			103,074
100	M		GAP, Inc., 5.95%, 4/12/2021			108,375
100	M		Home Depot, Inc., 5.875%, 12/16/2036			123,147
						334,596
			Telecommunications-.3%
100	M		Verizon Communications, Inc., 5.15%, 9/15/2023			110,651
			Transportation-1.0%
100	M		Burlington North Santa Fe, LLC, 5.15%, 9/1/2043			107,272
100	M		GATX Corp., 5.2%, 3/15/2044			103,035
100	M		Penske Truck Leasing Co., LP, 4.875%, 7/11/2022	(a)		106,418
						316,725
			Utilities-1.6%
100	M		Duke Energy Progress, Inc., 4.15%, 12/1/2044			100,863
100	M		Ohio Power Co., 5.375%, 10/1/2021			114,232
100	M		Oklahoma Gas & Electric Co., 4%, 12/15/2044			96,369
100	M		Sempra Energy, 9.8%, 2/15/2019			123,847
100	M		South Carolina Electric & Gas Co., 5.45%, 2/1/2041			113,379
						548,690
Total Value of Corporate Bonds (cost $7,377,467)						7,145,752
			U.S. GOVERNMENT OBLIGATIONS-5.0%
100	M		U.S. Treasury Bonds, 3.125%, 8/15/2044			104,690
			U.S. Treasury Notes:
500	M		0.06%, 1/31/2016		+	500,004
100	M		0.089%, 4/30/2017		+	99,938
100	M		0.099%, 1/31/2017		+	99,980
350	M		2%, 2/15/2023			354,705
500	M		0.625%, 1/15/2024 (TIPS)			509,514
Total Value of U.S. Government Obligations (cost $1,688,166)						1,668,831
			RESIDENTIAL MORTGAGE-BACKED SECURITIES-4.9%
			Fannie Mae-4.1%
226	M		3%, 6/1/2030 - 10/14/2045		(b)	232,068
567	M		3.5%, 11/1/2028 - 10/14/2045		(b)	598,755
201	M		4%, 7/1/2041 - 10/14/2045		(b)	214,609
146	M		4.5%, 8/1/2041			158,963
143	M		5%, 3/1/2042			158,885
						1,363,280
			Freddie Mac-.8%
133	M		3.5%, 11/1/2042 - 7/1/2044			139,404
117	M		4%, 7/1/2044 - 4/1/2045			125,287
						264,691
Total Value of Residential Mortgage-Backed Securities (cost $1,619,757)						1,627,971
			MUNICIPAL BONDS-1.7%
100	M		Crowley, TX Indep. Sch. Dist. GO, 5%, 8/1/2045			113,725
100	M		Crystal City, TX Indep. Sch. Dist. GO, 5%, 2/15/2034			115,528
100	M		Minnesota State GO, 5%, 8/1/2035			118,325
100	M		New York City, NY Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev., 5%, 6/15/2039			114,421
100	M		New York St. Dorm. Auth. St. Personal Income Tax Rev., 5%, 3/15/2034			116,404
Total Value of Municipal Bonds (cost $569,257)						578,403
			U.S. GOVERNMENT AGENCY OBLIGATIONS-1.7%
			Fannie Mae:
300	M		1.75%, 11/26/2019			305,502
250	M		2.36%, 12/14/2022			250,153
Total Value of U.S. Government Agency Obligations (cost $546,427)						555,655
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-8.0%
			Federal Home Loan Bank:
298	M		0.025%, 10/29/2015			297,995
1,000	M		0.035%, 10/27/2015			999,986
1,000	M		0.05%, 11/5/2015			999,947
400	M		0.06%, 10/9/2015			399,999
Total Value of Short-Term U.S. Government Agency Obligations (cost $2,697,915)						2,697,927
Total Value of Investments (cost $33,380,390)			99.1%			33,230,660
Other Assets, Less Liabilities			.9			305,429
Net Assets			100.0%			$ 33,536,089

*	Non-income producing

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933.
Certain restricted securities are exempt from the registration requirements under Rule
144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At September 30, 2015, the Fund held six 144A securities with an aggregate value of $636,597 representing 1.9% of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

+	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at September 30, 2015.

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust
	TIPS	Treasury Inflation-Protected Securities

At September 30, 2015, the cost of investments for federal income tax purposes was
$33,394,276. Accumulated net unrealized depreciation on investments was $163,616, consisting of $1,649,612 gross unrealized appreciation and $1,813,228 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$18,956,121	$-	$-	18,956,121
Corporate Bonds	-	7,145,752	-	7,145,752
U.S. Government Obligations	-	1,668,831	-	1,668,831
Residential
Mortgage-Backed Securities	-	1,627,971	-	1,627,971
Municipal Bonds	-	578,403	-	578,403
U.S. Government Agency
Obligations	-	555,655	-	555,655
Short-Term U.S. Government
Agency Obligations	-	2,697,927	-	2,697,927
Total Investments in Securities*	$18,956,121	$14,274,539	$-	$33,230,660

*The Portfolio of Investments provides information on the industry categorization for common stocks, corporate bonds and residential mortgage-backed securities.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2015. Transfers, if any, between
Levels are recognized at the end of the reporting period.

Security Valuation - Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities or an authorized pricing service. Fixed income securities, other than short-term debt securities held by the Cash Management Fund, are priced based upon valuations that are provided by a pricing service. Other securities may also be priced based upon valuations that are provided by pricing services approved by the Trust's Board of Trustees (the "Board"). The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee of Foresters Investment Management Company, Inc.'s ("FIMCO") decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

In accordance with Accounting Standards Codification ("ASC") 820 "Fair Value Measurements and Disclosures" ("ASC 820"), investments held by the Funds are carried at "fair value". As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds' investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Variable and floating rate, corporate, sovereign and municipal bonds, asset backed, U.S. Government and U.S. Government Agency securities, pass-through certificates, loan participations and short-term notes are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term notes that are valued at amortized cost by the Cash Management Fund are categorized in Level 2. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Restricted securities and securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of the unobservable valuation inputs.

The aggregate value by input level, as of September 30, 2015, is included at the end of each Fund's schedule of investments.

Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregated assets for these transactions.

Derivatives - Some of the Funds may invest in derivatives such as futures contracts and options on futures contracts ("options"), to increase income, hedge against changes in interest rates or enhance potential return.

The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for, among other purposes, the purpose of hedging against changes in the value of a Fund's portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, the Funds are required to deposit with their custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash or U.S. Government securities generally equal to 3%-5% or less of the contract value. This amount is known as "initial margin."

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund's obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the futures or options markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the ability of the Funds' investment adviser, FIMCO to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If FIMCO's prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. For the period ended September 30, 2015, the Funds had no investments in interest rate futures contracts or options.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in

Rule 30a-3(c) under the Investment Company Act of 1940, as amended)

are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940,

as amended)  that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Life Series Funds

By /S/ WILLIAM LIPKUS

William Lipkus

President and Principal Executive Officer

Date: November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Life Series Funds

By /S/ WILLIAM LIPKUS

William Lipkus

President and Principal Executive Officer

By /S/ JOSEPH I. BENEDEK

Joseph I. Benedek

Treasurer and Principal Financial Officer

Date: November 25, 2015